Schedule of Investments(a)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-3.45%
Activision Blizzard, Inc.	31	$3,015
Alphabet, Inc., Class A(b)	1	2,357
Alphabet, Inc., Class C(b)	1	2,412
Altice USA, Inc., Class A(b)	70	2,524
AT&T, Inc.	85	2,501
Cable One, Inc.	1	1,816
Charter Communications, Inc., Class A(b)	4	2,778
Comcast Corp., Class A	49	2,810
DISH Network Corp., Class A(b)	67	2,916
Electronic Arts, Inc.	19	2,716
Facebook, Inc., Class A(b)	9	2,959
Interpublic Group of Cos., Inc. (The)	106	3,571
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	19	829
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	40	1,740
Lumen Technologies, Inc.	233	3,225
New York Times Co. (The), Class A	55	2,355
Nexstar Media Group, Inc., Class A	23	3,494
Sirius XM Holdings, Inc.(c)	381	2,381
Take-Two Interactive Software, Inc.(b)	14	2,598
T-Mobile US, Inc.(b)	19	2,687
United States Cellular Corp.(b)	78	2,944
Verizon Communications, Inc.	40	2,260
ViacomCBS, Inc., Class A	66	3,072
ViacomCBS, Inc., Class B	68	2,884
		62,844
Consumer Discretionary-11.02%
Advance Auto Parts, Inc.	17	3,225
Aptiv PLC(b)	21	3,159
AutoNation, Inc.(b)	38	3,881
AutoZone, Inc.(b)	2	2,813
Best Buy Co., Inc.	23	2,674
Booking Holdings, Inc.(b)	1	2,362
BorgWarner, Inc.	65	3,334
Bright Horizons Family Solutions, Inc.(b)	15	2,073
Brunswick Corp.	33	3,374
CarMax, Inc.(b)	26	2,995
Carter’s, Inc.	28	2,863
Choice Hotels International, Inc.(b)	24	2,902
Columbia Sportswear Co.	30	3,082
D.R. Horton, Inc.	36	3,430
Dick’s Sporting Goods, Inc.	43	4,194
Dollar General Corp.	11	2,233
Dollar Tree, Inc.(b)	22	2,145
Domino’s Pizza, Inc.	7	2,988
eBay, Inc.	48	2,922
Five Below, Inc.(b)	16	2,946
Floor & Decor Holdings, Inc., Class A(b)	31	3,048
Foot Locker, Inc.	63	3,987
frontdoor, inc.(b)	52	2,792
Garmin Ltd.	21	2,987
General Motors Co.(b)	55	3,262
Gentex Corp.	75	2,663
Grand Canyon Education, Inc.(b)	30	2,728
H&R Block, Inc.	134	3,326
Hanesbrands, Inc.	175	3,419
Harley-Davidson, Inc.	62	3,005
Hasbro, Inc.	26	2,495
Home Depot, Inc. (The)	9	2,870
Lear Corp.	17	3,287
Leggett & Platt, Inc.	59	3,247
Lennar Corp., Class A	33	3,267
	Shares	Value
Consumer Discretionary-(continued)
Lennar Corp., Class B	2	$157
LKQ Corp.(b)	69	3,516
Lowe’s Cos., Inc.	16	3,117
Marriott International, Inc., Class A(b)	19	2,728
McDonald’s Corp.	12	2,807
Mohawk Industries, Inc.(b)	20	4,214
NVR, Inc.(b)	1	4,887
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	28	2,420
O’Reilly Automotive, Inc.(b)	5	2,676
Penske Automotive Group, Inc.	43	3,680
Planet Fitness, Inc., Class A(b)	33	2,599
Polaris, Inc.	26	3,412
Pool Corp.	7	3,056
PulteGroup, Inc.	59	3,410
Qurate Retail, Inc., Class A	234	3,189
Ross Stores, Inc.	22	2,781
Service Corp. International	50	2,651
Target Corp.	14	3,177
Tempur Sealy International, Inc.	101	3,888
Terminix Global Holdings, Inc.(b)	50	2,467
Thor Industries, Inc.	26	3,198
TJX Cos., Inc. (The)	38	2,567
Toll Brothers, Inc.	54	3,523
Tractor Supply Co.	18	3,271
Ulta Beauty, Inc.(b)	9	3,108
Vail Resorts, Inc.(b)	9	2,942
Wendy’s Co. (The)	114	2,647
Whirlpool Corp.	13	3,082
Williams-Sonoma, Inc.	23	3,899
Yum China Holdings, Inc. (China)	43	2,909
Yum! Brands, Inc.	24	2,879
		200,835
Consumer Staples-5.87%
Altria Group, Inc.	61	3,002
Archer-Daniels-Midland Co.	50	3,326
Brown-Forman Corp., Class A	7	525
Brown-Forman Corp., Class B	25	2,009
Campbell Soup Co.	50	2,433
Casey’s General Stores, Inc.	13	2,871
Church & Dwight Co., Inc.	29	2,486
Clorox Co. (The)	12	2,121
Coca-Cola Co. (The)	48	2,654
Colgate-Palmolive Co.	29	2,430
Conagra Brands, Inc.	70	2,667
Constellation Brands, Inc., Class A	12	2,877
Costco Wholesale Corp.	7	2,648
Estee Lauder Cos., Inc. (The), Class A	10	3,065
Flowers Foods, Inc.	112	2,698
General Mills, Inc.	41	2,577
Grocery Outlet Holding Corp.(b)(c)	65	2,215
Hain Celestial Group, Inc. (The)(b)	66	2,690
Herbalife Nutrition Ltd.(b)	51	2,681
Hershey Co. (The)	17	2,942
Hormel Foods Corp.	53	2,573
Ingredion, Inc.	32	3,038
JM Smucker Co. (The)	22	2,932
Kellogg Co.	39	2,554
Keurig Dr Pepper, Inc.(c)	81	2,994
Kimberly-Clark Corp.	18	2,351
Kroger Co. (The)	76	2,810
Lamb Weston Holdings, Inc.	34	2,805
McCormick & Co., Inc.	27	2,405
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Molson Coors Beverage Co., Class B(b)(c)	54	$3,149
Mondelez International, Inc., Class A	42	2,668
Monster Beverage Corp.(b)	29	2,734
Nu Skin Enterprises, Inc., Class A	48	2,888
PepsiCo, Inc.	17	2,515
Philip Morris International, Inc.	32	3,086
Post Holdings, Inc.(b)	27	3,119
Procter & Gamble Co. (The)	18	2,427
Spectrum Brands Holdings, Inc.	38	3,378
Sprouts Farmers Market, Inc.(b)	119	3,165
Walmart, Inc.	17	2,415
		106,923
Energy-1.02%
Cabot Oil & Gas Corp.	144	2,362
Cheniere Energy, Inc.(b)	44	3,736
Equitrans Midstream Corp.	303	2,497
Kinder Morgan, Inc.	172	3,154
Pioneer Natural Resources Co.	25	3,805
Williams Cos., Inc. (The)	113	2,976
		18,530
Financials-19.59%
Affiliated Managers Group, Inc.	28	4,592
Aflac, Inc.	54	3,061
Allstate Corp. (The)	24	3,279
Ally Financial, Inc.	79	4,322
American Express Co.	20	3,203
American Financial Group, Inc.	28	3,726
Ameriprise Financial, Inc.	13	3,378
Aon PLC, Class A(c)	12	3,040
Arch Capital Group Ltd.(b)	74	2,952
Arthur J. Gallagher & Co.	21	3,079
Assurant, Inc.	19	3,062
Athene Holding Ltd., Class A(b)	55	3,445
Bank of America Corp.	85	3,603
Bank of Hawaii Corp.	32	2,872
Bank of New York Mellon Corp. (The)	61	3,177
Bank OZK	87	3,716
Berkshire Hathaway, Inc., Class B(b)	11	3,184
BlackRock, Inc.	3	2,631
BOK Financial Corp.(c)	35	3,186
Brown & Brown, Inc.	55	2,889
Cboe Global Markets, Inc.	26	2,894
Charles Schwab Corp. (The)	48	3,545
Chubb Ltd.	16	2,720
Cincinnati Financial Corp.	31	3,773
Citizens Financial Group, Inc.	71	3,543
CME Group, Inc., Class A	14	3,063
CNA Financial Corp.	69	3,299
Commerce Bancshares, Inc.	39	3,037
Cullen/Frost Bankers, Inc.	29	3,501
Discover Financial Services	30	3,518
East West Bancorp, Inc.	54	4,038
Erie Indemnity Co., Class A(c)	11	2,212
Evercore, Inc., Class A	27	3,938
Everest Re Group Ltd.	11	2,860
FactSet Research Systems, Inc.	7	2,340
Fidelity National Financial, Inc.	69	3,242
Fifth Third Bancorp	93	3,919
First American Financial Corp.	52	3,344
First Citizens BancShares, Inc., Class A(c)	5	4,303
First Hawaiian, Inc.	107	3,013
	Shares	Value
Financials-(continued)
First Republic Bank	19	$3,637
Franklin Resources, Inc.(c)	109	3,729
Globe Life, Inc.	26	2,741
Goldman Sachs Group, Inc. (The)	11	4,092
Hanover Insurance Group, Inc. (The)	22	3,069
Hartford Financial Services Group, Inc. (The)	54	3,529
Huntington Bancshares, Inc.	191	3,029
Interactive Brokers Group, Inc., Class A	46	3,094
Intercontinental Exchange, Inc.	23	2,596
Invesco Ltd.(d)	147	4,194
Jefferies Financial Group, Inc.	104	3,341
JPMorgan Chase & Co.	20	3,285
Kemper Corp.	32	2,396
KeyCorp	154	3,548
Lazard Ltd., Class A	64	3,019
Lincoln National Corp.	48	3,350
LPL Financial Holdings, Inc.	26	3,845
Markel Corp.(b)	3	3,676
Marsh & McLennan Cos., Inc.	21	2,905
Mercury General Corp.	55	3,498
MetLife, Inc.	53	3,464
MGIC Investment Corp.	204	3,003
Moody’s Corp.	9	3,018
Morgan Stanley	61	5,548
Morningstar, Inc.	12	2,832
Nasdaq, Inc.	19	3,182
New York Community Bancorp, Inc.	246	2,945
Northern Trust Corp.	26	3,151
Old Republic International Corp.	134	3,519
OneMain Holdings, Inc.	62	3,586
People’s United Financial, Inc.	190	3,593
Pinnacle Financial Partners, Inc.	43	3,909
PNC Financial Services Group, Inc. (The)	17	3,310
Popular, Inc.	49	3,999
Primerica, Inc.	19	3,082
Principal Financial Group, Inc.	48	3,139
Progressive Corp. (The)	28	2,774
Prosperity Bancshares, Inc.	38	2,859
Raymond James Financial, Inc.	26	3,447
Regions Financial Corp.	151	3,535
RenaissanceRe Holdings Ltd. (Bermuda)	15	2,312
S&P Global, Inc.	8	3,036
Santander Consumer USA Holdings, Inc.	104	3,942
SEI Investments Co.	45	2,855
Signature Bank	20	4,995
SLM Corp.	215	4,354
Starwood Property Trust, Inc.	131	3,326
State Street Corp.	33	2,870
Sterling Bancorp	146	3,889
SVB Financial Group(b)	7	4,080
Synovus Financial Corp.	76	3,733
T. Rowe Price Group, Inc.	17	3,253
TCF Financial Corp.	71	3,372
TFS Financial Corp.	140	3,102
Tradeweb Markets, Inc., Class A	42	3,519
Travelers Cos., Inc. (The)	19	3,034
Truist Financial Corp.	52	3,213
Unum Group	107	3,314
Virtu Financial, Inc., Class A	106	3,228
W.R. Berkley Corp.	37	2,886
Webster Financial Corp.	62	3,514
Western Alliance Bancorporation	46	4,600

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
White Mountains Insurance Group Ltd.	3	$3,580
Willis Towers Watson PLC	12	3,136
Wintrust Financial Corp.	43	3,458
Zions Bancorporation N.A.	60	3,473
		357,041
Health Care-9.86%
Abbott Laboratories	23	2,683
AbbVie, Inc.	24	2,717
Acadia Healthcare Co., Inc.(b)	58	3,733
Agilent Technologies, Inc.	22	3,039
Alexion Pharmaceuticals, Inc.(b)	20	3,531
Amedisys, Inc.(b)	10	2,584
Amgen, Inc.	11	2,617
Anthem, Inc.	8	3,186
Baxter International, Inc.	32	2,628
Bio-Rad Laboratories, Inc., Class A(b)	5	3,012
Bruker Corp.	49	3,403
Cardinal Health, Inc.	44	2,467
Catalent, Inc.(b)	27	2,830
Centene Corp.(b)	39	2,870
Cerner Corp.	33	2,582
Charles River Laboratories International, Inc.(b)	11	3,718
Chemed Corp.	5	2,457
Cigna Corp.	12	3,106
Cooper Cos., Inc. (The)	7	2,754
CVS Health Corp.	35	3,025
Danaher Corp.	11	2,818
DaVita, Inc.(b)	23	2,762
Edwards Lifesciences Corp.(b)	29	2,781
Eli Lilly and Co.	17	3,396
Encompass Health Corp.	31	2,660
Exelixis, Inc.(b)	128	2,886
Gilead Sciences, Inc.	40	2,644
Globus Medical, Inc., Class A(b)	41	2,955
Haemonetics Corp.(b)	22	1,242
HCA Healthcare, Inc.	16	3,437
Henry Schein, Inc.(b)	37	2,814
Hologic, Inc.(b)	35	2,207
Horizon Therapeutics PLC(b)	36	3,300
Humana, Inc.	6	2,626
ICU Medical, Inc.(b)	13	2,705
Illumina, Inc.(b)	7	2,840
Integra LifeSciences Holdings Corp.(b)	45	3,107
IQVIA Holdings, Inc.(b)	15	3,602
Jazz Pharmaceuticals PLC(b)	17	3,028
Johnson & Johnson	17	2,877
Laboratory Corp. of America Holdings(b)	13	3,568
McKesson Corp.	14	2,693
Medtronic PLC	22	2,785
Merck & Co., Inc.	30	2,277
Mettler-Toledo International, Inc.(b)	2	2,602
Molina Healthcare, Inc.(b)	12	3,016
PerkinElmer, Inc.	18	2,611
Pfizer, Inc.	60	2,324
PRA Health Sciences, Inc.(b)	22	3,760
Premier, Inc., Class A	71	2,343
Quest Diagnostics, Inc.	20	2,633
Regeneron Pharmaceuticals, Inc.(b)	5	2,512
ResMed, Inc.	12	2,470
STERIS PLC(c)	13	2,481
Stryker Corp.	11	2,808
Syneos Health, Inc.(b)	40	3,516
	Shares	Value
Health Care-(continued)
Teleflex, Inc.	7	$2,815
Thermo Fisher Scientific, Inc.	5	2,348
UnitedHealth Group, Inc.	7	2,883
Universal Health Services, Inc., Class B	19	3,033
Vertex Pharmaceuticals, Inc.(b)	11	2,295
Waters Corp.(b)	11	3,545
Zoetis, Inc.	16	2,827
		179,774
Industrials-16.56%
3M Co.	14	2,843
A.O. Smith Corp.	45	3,198
AGCO Corp.	27	3,736
Allegion PLC	22	3,091
AMERCO	6	3,450
AMETEK, Inc.	22	2,972
Booz Allen Hamilton Holding Corp.	28	2,378
BWX Technologies, Inc.	43	2,689
C.H. Robinson Worldwide, Inc.	27	2,620
CACI International, Inc., Class A(b)	10	2,550
Carlisle Cos., Inc.	17	3,269
Caterpillar, Inc.	14	3,375
Cintas Corp.	7	2,475
Clean Harbors, Inc.(b)	34	3,165
Copart, Inc.(b)	22	2,838
CoreLogic, Inc.	32	2,544
CSX Corp.	27	2,703
Cummins, Inc.	11	2,830
Deere & Co.	10	3,611
Donaldson Co., Inc.	46	2,833
Dover Corp.	20	3,010
Eaton Corp. PLC	21	3,050
Emerson Electric Co.	33	3,158
Expeditors International of Washington, Inc.	28	3,519
Fastenal Co.	51	2,705
FedEx Corp.	9	2,833
Fortive Corp.	35	2,538
Fortune Brands Home & Security, Inc.	31	3,198
FTI Consulting, Inc.(b)	24	3,301
Gates Industrial Corp. PLC(b)	187	3,396
Generac Holdings, Inc.(b)	12	3,945
General Dynamics Corp.	16	3,039
General Electric Co.	235	3,304
Graco, Inc.	37	2,802
HEICO Corp.	7	983
HEICO Corp., Class A	13	1,722
Honeywell International, Inc.	12	2,771
Howmet Aerospace, Inc.(b)	101	3,583
Hubbell, Inc.	16	3,050
IAA, Inc.(b)	41	2,336
IDEX Corp.	13	2,895
IHS Markit Ltd.	27	2,843
Illinois Tool Works, Inc.	12	2,781
ITT, Inc.	33	3,099
J.B. Hunt Transport Services, Inc.	18	3,088
Jacobs Engineering Group, Inc.	23	3,268
Johnson Controls International PLC	55	3,660
Kansas City Southern	13	3,870
Knight-Swift Transportation Holdings, Inc.	59	2,816
L3Harris Technologies, Inc.	13	2,835
Landstar System, Inc.	19	3,239
Leidos Holdings, Inc.	24	2,466
Lennox International, Inc.	9	3,149

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Lincoln Electric Holdings, Inc.	22	$2,829
Lockheed Martin Corp.	7	2,675
ManpowerGroup, Inc.	28	3,388
Masco Corp.	47	2,835
Mercury Systems, Inc.(b)	35	2,291
Middleby Corp. (The)(b)	18	2,957
MSA Safety, Inc.	17	2,857
MSC Industrial Direct Co., Inc., Class A	30	2,832
Nordson Corp.	13	2,882
Norfolk Southern Corp.	10	2,809
Northrop Grumman Corp.	8	2,927
Old Dominion Freight Line, Inc.	12	3,185
Oshkosh Corp.	31	4,075
PACCAR, Inc.	29	2,655
Parker-Hannifin Corp.	9	2,773
Pentair PLC	48	3,311
Quanta Services, Inc.	36	3,433
Regal Beloit Corp.	21	2,987
Republic Services, Inc.	26	2,839
Robert Half International, Inc.	38	3,374
Rockwell Automation, Inc.	10	2,637
Roper Technologies, Inc.	6	2,700
Schneider National, Inc., Class B	117	2,865
Science Applications International Corp.	26	2,336
Sensata Technologies Holding PLC(b)	50	2,972
Snap-on, Inc.	14	3,565
Stanley Black & Decker, Inc.	14	3,035
Teledyne Technologies, Inc.(b)	7	2,936
Textron, Inc.	53	3,629
Timken Co. (The)	34	3,007
Toro Co. (The)	28	3,111
Trane Technologies PLC	17	3,169
TransDigm Group, Inc.(b)	4	2,595
TransUnion	26	2,782
Trinity Industries, Inc.	107	2,972
Union Pacific Corp.	12	2,697
United Parcel Service, Inc., Class B	15	3,219
United Rentals, Inc.(b)	11	3,674
Univar Solutions, Inc.(b)	135	3,657
Valmont Industries, Inc.	15	3,720
Verisk Analytics, Inc.	13	2,247
W.W. Grainger, Inc.	6	2,773
Wabtec Corp.	34	2,814
Waste Management, Inc.	21	2,954
Watsco, Inc.	11	3,205
Woodward, Inc.	22	2,798
XPO Logistics, Inc.(b)	23	3,379
Xylem, Inc.	26	3,071
		301,855
Information Technology-11.89%
Accenture PLC, Class A	10	2,822
Akamai Technologies, Inc.(b)	24	2,741
Amdocs Ltd.	37	2,890
Amphenol Corp., Class A	37	2,489
Analog Devices, Inc.	18	2,963
Apple, Inc.	20	2,492
Applied Materials, Inc.	29	4,006
Arista Networks, Inc.(b)	9	3,054
Arrow Electronics, Inc.(b)	26	3,129
Aspen Technology, Inc.(b)	19	2,593
Automatic Data Processing, Inc.	14	2,744
Broadcom, Inc.	6	2,834
	Shares	Value
Information Technology-(continued)
Broadridge Financial Solutions, Inc.	17	$2,711
Cadence Design Systems, Inc.(b)	21	2,667
CDW Corp.	19	3,143
Ciena Corp.(b)	54	2,855
Cirrus Logic, Inc.(b)	31	2,420
Cisco Systems, Inc.	56	2,962
Citrix Systems, Inc.	20	2,299
Cognizant Technology Solutions Corp., Class A	32	2,290
Corning, Inc.	65	2,836
Dell Technologies, Inc., Class C(b)	35	3,452
Dolby Laboratories, Inc., Class A	27	2,634
Dropbox, Inc., Class A(b)(c)	122	3,337
Entegris, Inc.	27	3,090
F5 Networks, Inc.(b)	15	2,782
Fair Isaac Corp.(b)	5	2,530
Fiserv, Inc.(b)	21	2,419
FleetCor Technologies, Inc.(b)	9	2,470
Fortinet, Inc.(b)	20	4,371
Gartner, Inc.(b)	16	3,710
Genpact Ltd.	60	2,744
HP, Inc.	107	3,128
International Business Machines Corp.	20	2,875
Intuit, Inc.	7	3,074
IPG Photonics Corp.(b)	12	2,511
Jabil, Inc.	64	3,613
Jack Henry & Associates, Inc.	16	2,466
Juniper Networks, Inc.	113	2,975
Keysight Technologies, Inc.(b)	20	2,848
KLA Corp.	10	3,169
Lam Research Corp.	5	3,249
Littelfuse, Inc.	10	2,612
Lumentum Holdings, Inc.(b)(c)	28	2,278
Marvell Technology, Inc.	54	2,608
Mastercard, Inc., Class A	7	2,524
Maxim Integrated Products, Inc.	29	2,958
Microchip Technology, Inc.	18	2,825
Micron Technology, Inc.(b)	36	3,029
Microsoft Corp.	11	2,747
MKS Instruments, Inc.	17	3,200
Motorola Solutions, Inc.	15	3,080
National Instruments Corp.	63	2,570
NortonLifeLock, Inc.	132	3,651
ON Semiconductor Corp.(b)	85	3,403
Oracle Corp.	42	3,307
Paychex, Inc.	27	2,731
Qorvo, Inc.(b)	16	2,924
QUALCOMM, Inc.	17	2,287
Skyworks Solutions, Inc.	17	2,890
SolarWinds Corp.(b)(c)	108	1,787
SS&C Technologies Holdings, Inc.	35	2,586
Switch, Inc., Class A	153	2,887
SYNNEX Corp.	32	4,051
Synopsys, Inc.(b)	11	2,798
Teradyne, Inc.	22	2,912
Texas Instruments, Inc.	15	2,847
Trimble, Inc.(b)	41	3,189
Ubiquiti, Inc.	10	3,015
VeriSign, Inc.(b)	12	2,639
Visa, Inc., Class A	12	2,728
VMware, Inc., Class A(b)(c)	18	2,842
WEX, Inc.(b)	14	2,743

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Xilinx, Inc.	17	$2,159
Zebra Technologies Corp., Class A(b)	7	3,479
		216,673
Materials-7.14%
Air Products and Chemicals, Inc.	9	2,697
Albemarle Corp.	18	3,007
Amcor PLC	214	2,525
AptarGroup, Inc.	20	2,946
Ardagh Group S.A.	138	3,410
Avery Dennison Corp.	16	3,529
Axalta Coating Systems Ltd.(b)	86	2,790
Ball Corp.	26	2,136
Berry Global Group, Inc.(b)	45	3,069
Celanese Corp.	19	3,144
CF Industries Holdings, Inc.	65	3,456
Crown Holdings, Inc.	26	2,684
Eagle Materials, Inc.	26	3,816
Eastman Chemical Co.	25	3,135
Element Solutions, Inc.	170	3,976
FMC Corp.	21	2,451
Graphic Packaging Holding Co.	155	2,740
Huntsman Corp.	97	2,753
International Flavors & Fragrances, Inc.	22	3,117
International Paper Co.	49	3,092
Linde PLC (United Kingdom)	10	3,006
LyondellBasell Industries N.V., Class A	29	3,266
Martin Marietta Materials, Inc.	9	3,273
NewMarket Corp.	7	2,403
Newmont Corp.	41	3,013
Nucor Corp.	45	4,614
Packaging Corp. of America	19	2,824
PPG Industries, Inc.	17	3,055
Reliance Steel & Aluminum Co.	21	3,529
Royal Gold, Inc.	22	2,723
RPM International, Inc.	28	2,619
Scotts Miracle-Gro Co. (The)	15	3,261
Sealed Air Corp.	54	3,070
Sherwin-Williams Co. (The)	10	2,835
Silgan Holdings, Inc.	73	3,076
Sonoco Products Co.	42	2,836
Southern Copper Corp. (Peru)	41	2,859
Steel Dynamics, Inc.	66	4,120
Valvoline, Inc.	111	3,663
Vulcan Materials Co.	18	3,300
W.R. Grace & Co.	44	3,015
Westlake Chemical Corp.	32	3,228
		130,061
Real Estate-9.37%
Alexandria Real Estate Equities, Inc.	15	2,674
American Campus Communities, Inc.	61	2,877
American Homes 4 Rent, Class A	86	3,274
American Tower Corp.	11	2,810
Americold Realty Trust	73	2,775
Apartment Income REIT Corp.	61	2,841
Apartment Investment & Management Co.	61	430
AvalonBay Communities, Inc.	15	3,104
Boston Properties, Inc.	25	2,939
Brandywine Realty Trust	216	3,037
Brixmor Property Group, Inc.	154	3,497
Brookfield Property REIT, Inc., Class A	157	2,942
Camden Property Trust	25	3,135
	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	40	$3,511
CoreSite Realty Corp.	21	2,546
Corporate Office Properties Trust	93	2,567
Cousins Properties, Inc.	74	2,745
Crown Castle International Corp.	15	2,843
CubeSmart	77	3,372
Digital Realty Trust, Inc.	19	2,880
Douglas Emmett, Inc.	79	2,743
Duke Realty Corp.	65	3,020
Equity Commonwealth	93	2,552
Equity LifeStyle Properties, Inc.	42	2,976
Equity Residential	41	3,175
Essex Property Trust, Inc.	10	2,953
Extra Space Storage, Inc.	22	3,296
First Industrial Realty Trust, Inc.	60	3,038
Gaming and Leisure Properties, Inc.	59	2,735
Healthcare Trust of America, Inc., Class A	96	2,631
Healthpeak Properties, Inc.	84	2,804
Highwoods Properties, Inc.	64	2,924
Hudson Pacific Properties, Inc.	94	2,725
Invitation Homes, Inc.	86	3,119
Iron Mountain, Inc.(c)	89	3,875
JBG SMITH Properties	78	2,512
Jones Lang LaSalle, Inc.(b)	18	3,641
Kilroy Realty Corp.	40	2,808
Kimco Realty Corp.	163	3,474
Lamar Advertising Co., Class A	31	3,249
Life Storage, Inc.	34	3,381
Medical Properties Trust, Inc.	124	2,625
Mid-America Apartment Communities, Inc.	20	3,214
National Retail Properties, Inc.	65	3,013
Omega Healthcare Investors, Inc.	67	2,454
Prologis, Inc.	25	2,946
Public Storage	11	3,107
Rayonier, Inc.	88	3,361
Realty Income Corp.	40	2,736
Regency Centers Corp.	52	3,359
Spirit Realty Capital, Inc.	67	3,166
STORE Capital Corp.	76	2,614
UDR, Inc.	63	3,001
Ventas, Inc.	51	2,828
VICI Properties, Inc.(c)	98	3,051
Welltower, Inc.	39	2,916
Weyerhaeuser Co.	86	3,265
WP Carey, Inc.	36	2,716
		170,802
Utilities-4.13%
Alliant Energy Corp.	47	2,686
Ameren Corp.	31	2,610
American Electric Power Co., Inc.	29	2,494
American Water Works Co., Inc.	16	2,480
Atmos Energy Corp.	26	2,578
Avangrid, Inc.	53	2,792
CMS Energy Corp.	40	2,510
Consolidated Edison, Inc.	32	2,472
Dominion Energy, Inc.	31	2,360
DTE Energy Co.	19	2,622
Duke Energy Corp.	26	2,606
Edison International	39	2,179
Entergy Corp.	23	2,421
Essential Utilities, Inc.	52	2,486
Evergy, Inc.	44	2,728

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Eversource Energy	28	$2,273
Exelon Corp.	59	2,662
Hawaiian Electric Industries, Inc.	67	2,884
IDACORP, Inc.	27	2,645
MDU Resources Group, Inc.	99	3,332
NextEra Energy, Inc.	33	2,416
Pinnacle West Capital Corp.	30	2,537
PPL Corp.	86	2,504
Public Service Enterprise Group, Inc.	43	2,671
Sempra Energy	19	2,574
Southern Co. (The)	40	2,557
UGI Corp.	68	3,131
WEC Energy Group, Inc.	26	2,442
Xcel Energy, Inc.	36	2,552
		75,204
Total Common Stocks & Other Equity Interests (Cost $1,390,798)		1,820,542
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $46)	46	46
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,390,844)		1,820,588
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.11%
Invesco Private Government Fund, 0.01%(d)(e)(f)	22,645	$22,645
Invesco Private Prime Fund, 0.09%(d)(e)(f)	33,954	33,967
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,612)		56,612
TOTAL INVESTMENTS IN SECURITIES-103.01% (Cost $1,447,456)		1,877,200
OTHER ASSETS LESS LIABILITIES-(3.01)%		(54,889)
NET ASSETS-100.00%		$1,822,311

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Invesco Ltd.	$-	$5,115	$(2,920)	$1,628	$371	$4,194	$48
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	85,313	(85,267)	-	-	46	-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	210	18,598	(18,808)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	42,741	176,470	(196,566)	-	-	22,645	3*
Invesco Private Prime Fund	13,093	190,401	(169,530)	-	3	33,967	15*
Total	$56,044	$475,897	$(473,091)	$1,628	$374	$60,852	$66

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-6.97%
Activision Blizzard, Inc.	3,925	$381,706
Alphabet, Inc., Class A(b)	203	478,440
Altice USA, Inc., Class A(b)	72,502	2,614,422
AT&T, Inc.	83,947	2,470,560
Cable One, Inc.	1,369	2,485,502
Charter Communications, Inc., Class A(b)	3,971	2,757,979
Comcast Corp., Class A	43,587	2,499,278
Discovery, Inc., Class A(b)(c)	5,456	175,192
DISH Network Corp., Class A(b)	69,050	3,005,056
Electronic Arts, Inc.	2,777	396,917
Facebook, Inc., Class A(b)	1,455	478,302
Fox Corp., Class A	8,723	325,804
IAC/InterActiveCorp.(b)	1,608	256,428
Interpublic Group of Cos., Inc. (The)	12,487	420,687
John Wiley & Sons, Inc., Class A	6,814	431,871
Liberty Broadband Corp., Class C(b)	16,287	2,708,365
Liberty Media Corp.-Liberty Formula One, Class C(b)	7,855	350,726
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	8,029	349,342
Lions Gate Entertainment Corp., Class A(b)(c)	20,173	392,970
Live Nation Entertainment, Inc.(b)(c)	4,112	370,532
Lumen Technologies, Inc.	182,337	2,523,544
Madison Square Garden Entertainment Corp.(b)	3,294	293,924
Madison Square Garden Sports Corp., Class A(b)	1,847	341,769
Match Group, Inc.(b)(c)	2,554	366,192
Netflix, Inc.(b)	701	352,470
New York Times Co. (The), Class A	7,113	304,579
News Corp., Class A	14,214	383,636
Nexstar Media Group, Inc., Class A	2,370	360,027
Omnicom Group, Inc.	4,784	393,436
Pinterest, Inc., Class A(b)	5,507	359,607
Playtika Holding Corp.(b)(c)	13,155	360,842
Roku, Inc.(b)	6,822	2,365,256
Sirius XM Holdings, Inc.(c)	59,454	371,587
Spotify Technology S.A.(b)	1,276	308,243
Take-Two Interactive Software, Inc.(b)	2,136	396,356
Telephone & Data Systems, Inc.	112,567	2,895,223
T-Mobile US, Inc.(b)	19,680	2,783,736
TripAdvisor, Inc.(b)(c)	6,606	287,031
Twitter, Inc.(b)	5,776	335,008
United States Cellular Corp.(b)	69,812	2,635,403
Verizon Communications, Inc.	44,669	2,523,352
ViacomCBS, Inc., Class B	4,247	180,158
Vimeo, Inc.(b)	2,615	109,849
Walt Disney Co. (The)(b)	1,860	332,289
World Wrestling Entertainment, Inc., Class A(c)	6,261	349,614
Zillow Group, Inc., Class C(b)(c)	4,531	531,577
Zynga, Inc., Class A(b)	35,746	387,487
		46,182,274
Consumer Discretionary-6.57%
2U, Inc.(b)(c)	9,030	328,873
Advance Auto Parts, Inc.	2,098	398,054
Amazon.com, Inc.(b)	121	389,991
Aptiv PLC(b)	2,395	360,256
Aramark	8,769	327,522
AutoNation, Inc.(b)	4,232	432,214
AutoZone, Inc.(b)	299	420,573
Best Buy Co., Inc.	3,359	390,450
	Shares	Value
Consumer Discretionary-(continued)
Booking Holdings, Inc.(b)	160	$377,848
BorgWarner, Inc.	7,424	380,777
Bright Horizons Family Solutions, Inc.(b)	2,133	294,845
Brunswick Corp.	3,178	324,887
Burlington Stores, Inc.(b)	1,221	394,835
Capri Holdings Ltd.(b)	6,733	381,828
CarMax, Inc.(b)	2,755	317,348
Carnival Corp.(b)(c)	13,287	392,764
Carter’s, Inc.	4,176	426,954
Carvana Co.(b)(c)	1,323	350,714
Chegg, Inc.(b)	4,094	314,870
Chipotle Mexican Grill, Inc.(b)	258	353,971
Choice Hotels International, Inc.(b)	3,406	411,819
Columbia Sportswear Co.	3,524	362,021
D.R. Horton, Inc.	4,376	416,989
Darden Restaurants, Inc.	2,597	371,968
Dick’s Sporting Goods, Inc.	4,948	482,578
Dollar General Corp.	1,931	391,916
Dollar Tree, Inc.(b)	3,360	327,600
Domino’s Pizza, Inc.	1,018	434,554
eBay, Inc.	6,492	395,233
Etsy, Inc.(b)	1,654	272,463
Expedia Group, Inc.(b)	2,142	379,027
Extended Stay America, Inc.	21,814	429,954
Five Below, Inc.(b)	1,910	351,669
Floor & Decor Holdings, Inc., Class A(b)	3,833	376,822
Foot Locker, Inc.	6,470	409,486
Ford Motor Co.(b)	28,496	414,047
frontdoor, inc.(b)	6,595	354,152
Gap, Inc. (The)	12,248	409,696
Garmin Ltd.	2,857	406,380
General Motors Co.(b)	6,492	385,041
Gentex Corp.	9,914	351,947
Genuine Parts Co.	3,209	420,764
Graham Holdings Co., Class B	628	416,075
Grand Canyon Education, Inc.(b)	3,414	310,469
Grubhub, Inc.(b)	5,771	346,895
H&R Block, Inc.	17,577	436,261
Hanesbrands, Inc.	18,155	354,749
Harley-Davidson, Inc.	9,908	480,241
Hasbro, Inc.	3,843	368,813
Hilton Worldwide Holdings, Inc.(b)	2,929	366,916
Home Depot, Inc. (The)	1,364	434,993
Hyatt Hotels Corp., Class A(b)(c)	4,242	331,215
Kohl’s Corp.	6,385	354,304
L Brands, Inc.(b)	6,540	456,950
Las Vegas Sands Corp.(b)	5,779	333,737
Lear Corp.	1,970	380,919
Leggett & Platt, Inc.	7,545	415,201
Lennar Corp., Class A	4,016	397,624
Leslie’s, Inc.(b)(c)	15,045	438,712
LKQ Corp.(b)	8,583	437,390
Lowe’s Cos., Inc.	2,138	416,547
lululemon athletica, inc.(b)	1,178	380,647
Marriott International, Inc., Class A(b)	2,459	353,063
Mattel, Inc.(b)	17,381	368,651
McDonald’s Corp.	1,728	404,162
MGM Resorts International	9,314	399,291
Mohawk Industries, Inc.(b)	1,778	374,589
Newell Brands, Inc.	14,632	419,792
NIKE, Inc., Class B	2,594	353,977
Nordstrom, Inc.(b)(c)	9,758	327,283
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)(c)	12,060	$384,714
NVR, Inc.(b)	82	400,753
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	3,947	341,179
O’Reilly Automotive, Inc.(b)	776	415,253
Peloton Interactive, Inc., Class A(b)	3,111	343,174
Penske Automotive Group, Inc.	4,345	371,889
Petco Health & Wellness Co., Inc.(b)(c)	16,476	373,181
Planet Fitness, Inc., Class A(b)	4,512	355,410
Polaris, Inc.	2,670	350,357
Pool Corp.	1,052	459,251
PulteGroup, Inc.	7,566	437,239
PVH Corp.(b)	3,477	399,229
Qurate Retail, Inc., Class A	27,694	377,469
Ralph Lauren Corp.(b)	3,000	372,240
Ross Stores, Inc.	3,022	381,951
Royal Caribbean Cruises Ltd.(b)	4,150	387,070
Service Corp. International	7,577	401,733
Six Flags Entertainment Corp.(b)	7,473	339,498
Skechers U.S.A., Inc., Class A(b)	9,590	455,525
Starbucks Corp.	3,400	387,192
Tapestry, Inc.(b)	8,299	372,542
Target Corp.	2,045	464,051
Tempur Sealy International, Inc.	9,873	380,110
Terminix Global Holdings, Inc.(b)	7,226	356,531
Tesla, Inc.(b)	540	337,619
Thor Industries, Inc.	2,626	322,998
TJX Cos., Inc. (The)	5,522	372,956
Toll Brothers, Inc.	6,367	415,383
Tractor Supply Co.	2,141	389,020
Travel + Leisure Co.	5,854	381,388
Ulta Beauty, Inc.(b)	1,050	362,628
Under Armour, Inc., Class A(b)	15,991	361,077
Vail Resorts, Inc.(b)	1,197	391,275
VF Corp.	4,590	365,915
Vroom, Inc.(b)(c)	10,875	480,784
Wayfair, Inc., Class A(b)(c)	1,142	350,069
Wendy’s Co. (The)	18,008	418,146
Whirlpool Corp.	1,779	421,783
Williams-Sonoma, Inc.	2,717	460,640
Wyndham Hotels & Resorts, Inc.	5,301	397,893
Wynn Resorts Ltd.(b)	2,642	348,401
Yum China Holdings, Inc. (China)	5,923	400,632
Yum! Brands, Inc.	3,489	418,575
		43,479,889
Consumer Staples-8.65%
Albertsons Cos., Inc., Class A(c)	57,964	1,112,329
Altria Group, Inc.	22,096	1,087,565
Archer-Daniels-Midland Co.	18,026	1,199,270
Beyond Meat, Inc.(b)(c)	7,392	1,074,945
Boston Beer Co., Inc. (The), Class A(b)	941	995,729
Brown-Forman Corp., Class B	14,744	1,184,828
Bunge Ltd.	12,969	1,125,969
Campbell Soup Co.	22,266	1,083,686
Casey’s General Stores, Inc.	5,208	1,150,135
Church & Dwight Co., Inc.	12,962	1,111,232
Clorox Co. (The)	5,651	998,701
Coca-Cola Co. (The)	20,755	1,147,544
Colgate-Palmolive Co.	14,033	1,175,685
Conagra Brands, Inc.	28,933	1,102,347
Constellation Brands, Inc., Class A	4,619	1,107,267
Costco Wholesale Corp.	1,111	420,258
Coty, Inc., Class A(b)	41,246	367,502
	Shares	Value
Consumer Staples-(continued)
Energizer Holdings, Inc.	22,809	$1,050,126
Estee Lauder Cos., Inc. (The), Class A	1,255	384,683
Flowers Foods, Inc.	45,488	1,095,806
General Mills, Inc.	18,172	1,142,292
Grocery Outlet Holding Corp.(b)(c)	29,161	993,515
Hain Celestial Group, Inc. (The)(b)	23,705	966,216
Herbalife Nutrition Ltd.(b)	22,424	1,178,830
Hershey Co. (The)	6,953	1,203,217
Hormel Foods Corp.	22,119	1,073,656
Ingredion, Inc.	11,430	1,085,050
JM Smucker Co. (The)	8,784	1,170,819
Kellogg Co.	17,819	1,166,966
Keurig Dr Pepper, Inc.(c)	31,724	1,172,519
Kimberly-Clark Corp.	7,965	1,040,468
Kraft Heinz Co. (The)	27,457	1,196,851
Kroger Co. (The)	30,228	1,117,831
Lamb Weston Holdings, Inc.	13,109	1,081,361
McCormick & Co., Inc.	12,309	1,096,239
Molson Coors Beverage Co., Class B(b)	22,977	1,340,019
Mondelez International, Inc., Class A	18,773	1,192,649
Monster Beverage Corp.(b)	11,824	1,114,648
Nu Skin Enterprises, Inc., Class A	20,390	1,226,662
PepsiCo, Inc.	7,924	1,172,277
Philip Morris International, Inc.	12,191	1,175,578
Pilgrim’s Pride Corp.(b)	42,169	1,013,743
Post Holdings, Inc.(b)	10,357	1,196,544
Procter & Gamble Co. (The)	8,326	1,122,761
Reynolds Consumer Products, Inc.	35,722	1,076,661
Seaboard Corp.	291	1,066,515
Spectrum Brands Holdings, Inc.	12,385	1,100,903
Sprouts Farmers Market, Inc.(b)(c)	43,382	1,153,961
Sysco Corp.	13,039	1,056,159
TreeHouse Foods, Inc.(b)	20,035	975,905
Tyson Foods, Inc., Class A	14,271	1,134,544
US Foods Holding Corp.(b)	26,142	1,017,969
Walgreens Boots Alliance, Inc.	20,503	1,079,688
Walmart, Inc.	2,760	392,003
		57,270,626
Energy-7.46%
Antero Midstream Corp.	163,285	1,567,536
APA Corp.	70,418	1,464,694
Baker Hughes Co., Class A	63,798	1,556,671
Cabot Oil & Gas Corp.	79,871	1,309,884
Cheniere Energy, Inc.(b)	20,808	1,766,599
Chevron Corp.	13,861	1,438,633
Cimarex Energy Co.	23,281	1,577,288
ConocoPhillips	25,767	1,436,253
Continental Resources, Inc.(c)	49,763	1,620,781
Devon Energy Corp.	63,050	1,674,608
Diamondback Energy, Inc.	18,337	1,468,244
EOG Resources, Inc.	20,470	1,644,560
EQT Corp.(b)	79,296	1,655,700
Equitrans Midstream Corp.	189,598	1,562,288
Exxon Mobil Corp.	25,144	1,467,655
Halliburton Co.	64,659	1,451,595
Helmerich & Payne, Inc.	47,110	1,330,858
Hess Corp.	21,063	1,765,501
HollyFrontier Corp.	37,352	1,212,819
Kinder Morgan, Inc.	95,146	1,744,978
Marathon Oil Corp.	123,215	1,492,134
Marathon Petroleum Corp.	26,573	1,642,211
Murphy Oil Corp.	77,461	1,680,129

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Energy-(continued)
NOV, Inc.(b)	92,866	$1,497,000
Occidental Petroleum Corp.	49,763	1,291,847
ONEOK, Inc.	30,579	1,612,736
Phillips 66	17,573	1,479,998
Pioneer Natural Resources Co.	9,367	1,425,564
Schlumberger Ltd.	52,431	1,642,663
Targa Resources Corp.	44,757	1,739,257
Valero Energy Corp.	18,690	1,502,676
Williams Cos., Inc. (The)	64,494	1,698,772
		49,422,132
Financials-9.46%
Affiliated Managers Group, Inc.	2,761	452,804
Aflac, Inc.	7,856	445,278
AGNC Investment Corp.	24,590	455,899
Alleghany Corp.(b)	630	451,439
Allstate Corp. (The)	3,526	481,687
Ally Financial, Inc.	8,788	480,792
American Express Co.	2,226	356,449
American Financial Group, Inc.	3,468	461,452
American International Group, Inc.	8,357	441,584
American National Group, Inc.	3,944	591,679
Ameriprise Financial, Inc.	1,773	460,696
Annaly Capital Management, Inc.	46,577	431,769
Aon PLC, Class A(c)	1,762	446,438
Apollo Global Management, Inc.	8,389	481,025
Arch Capital Group Ltd.(b)	10,837	432,288
Ares Management Corp., Class A	7,313	403,531
Arthur J. Gallagher & Co.	3,223	472,524
Associated Banc-Corp.	17,974	413,222
Assurant, Inc.	2,944	474,426
Assured Guaranty Ltd.	9,153	435,957
Athene Holding Ltd., Class A(b)	7,889	494,088
AXIS Capital Holdings Ltd.	7,697	412,867
Bank of America Corp.	10,792	457,473
Bank of Hawaii Corp.	4,265	382,741
Bank of New York Mellon Corp. (The)	8,770	456,742
Bank OZK	9,037	385,970
Berkshire Hathaway, Inc., Class B(b)	1,536	444,580
BlackRock, Inc.	575	504,298
BOK Financial Corp.(c)	4,216	383,825
Brighthouse Financial, Inc.(b)	9,041	439,935
Brown & Brown, Inc.	8,639	453,720
Capital One Financial Corp.	2,506	402,915
Carlyle Group, Inc. (The)	10,899	475,632
Cboe Global Markets, Inc.	3,903	434,404
Charles Schwab Corp. (The)	6,043	446,276
Chubb Ltd.	2,337	397,267
Cincinnati Financial Corp.	3,830	466,149
Citigroup, Inc.	5,475	430,937
Citizens Financial Group, Inc.	9,009	449,549
CME Group, Inc., Class A	1,957	428,113
CNA Financial Corp.	8,772	419,389
Comerica, Inc.	5,686	446,294
Commerce Bancshares, Inc.	5,072	395,007
Credit Acceptance Corp.(b)(c)	1,057	472,965
Cullen/Frost Bankers, Inc.	3,514	424,175
Discover Financial Services	3,918	459,425
East West Bancorp, Inc.	5,226	390,800
Equitable Holdings, Inc.	12,607	400,272
Erie Indemnity Co., Class A(c)	1,726	347,150
Evercore, Inc., Class A	2,970	433,204
Everest Re Group Ltd.	1,608	418,016
	Shares	Value
Financials-(continued)
F.N.B. Corp.	30,680	$411,419
FactSet Research Systems, Inc.	1,287	430,321
Fidelity National Financial, Inc.	9,779	459,515
Fifth Third Bancorp	10,569	445,378
First American Financial Corp.	6,919	444,961
First Citizens BancShares, Inc., Class A(c)	507	436,324
First Hawaiian, Inc.	13,547	381,484
First Horizon Corp.	23,385	445,952
First Republic Bank	2,349	449,693
Franklin Resources, Inc.(c)	13,929	476,511
Globe Life, Inc.	4,015	423,261
GoHealth, Inc., Class A(b)	38,525	438,029
Goldman Sachs Group, Inc. (The)	1,174	436,751
Hanover Insurance Group, Inc. (The)	3,160	440,788
Hartford Financial Services Group, Inc. (The)	7,367	481,433
Huntington Bancshares, Inc.	24,575	389,760
Interactive Brokers Group, Inc., Class A	5,094	342,622
Intercontinental Exchange, Inc.	3,481	392,935
Invesco Ltd.(d)	15,834	451,744
Jefferies Financial Group, Inc.	12,519	402,235
JPMorgan Chase & Co.	2,603	427,517
Kemper Corp.	4,953	370,831
KeyCorp	19,032	438,497
KKR & Co., Inc., Class A	8,322	463,452
Lazard Ltd., Class A	9,304	438,963
Lemonade, Inc.(b)(c)	3,788	342,700
LendingTree, Inc.(b)(c)	1,629	334,352
Lincoln National Corp.	6,500	453,635
Loews Corp.	7,984	466,106
LPL Financial Holdings, Inc.	2,814	416,134
M&T Bank Corp.	2,587	415,705
Markel Corp.(b)	366	448,529
MarketAxess Holdings, Inc.	772	360,169
Marsh & McLennan Cos., Inc.	3,391	469,145
Mercury General Corp.	6,184	393,302
MetLife, Inc.	6,700	437,912
MGIC Investment Corp.	30,728	452,316
Moody’s Corp.	1,382	463,454
Morgan Stanley	4,820	438,379
Morningstar, Inc.	1,644	387,968
MSCI, Inc.	976	456,895
Nasdaq, Inc.	2,781	465,706
New Residential Investment Corp.	36,990	391,354
New York Community Bancorp, Inc.	32,416	388,020
Northern Trust Corp.	3,941	477,610
Old Republic International Corp.	18,452	484,550
OneMain Holdings, Inc.	7,146	413,325
PacWest Bancorp	10,090	455,765
People’s United Financial, Inc.	21,922	414,545
Pinnacle Financial Partners, Inc.	4,416	401,503
PNC Financial Services Group, Inc. (The)	2,269	441,729
Popular, Inc.	5,514	449,998
Primerica, Inc.	2,649	429,694
Principal Financial Group, Inc.	6,566	429,351
Progressive Corp. (The)	4,327	428,719
Prosperity Bancshares, Inc.	5,097	383,549
Prudential Financial, Inc.	4,345	464,785
Raymond James Financial, Inc.	3,405	451,469
Regions Financial Corp.	18,706	437,907
Reinsurance Group of America, Inc.	3,117	392,836
RenaissanceRe Holdings Ltd. (Bermuda)	2,473	381,139
Rocket Cos., Inc., Class A(c)	15,522	274,895

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
S&P Global, Inc.	1,164	$441,703
Santander Consumer USA Holdings, Inc.	14,654	555,387
SEI Investments Co.	6,733	427,142
Signature Bank	1,694	423,077
SLM Corp.	23,192	469,638
Starwood Property Trust, Inc.	16,735	424,902
State Street Corp.	4,808	418,200
Sterling Bancorp	16,590	441,958
SVB Financial Group(b)	742	432,504
Synchrony Financial	7,731	366,527
Synovus Financial Corp.	8,312	408,285
T. Rowe Price Group, Inc.	2,302	440,488
TCF Financial Corp.	8,338	396,055
TFS Financial Corp.	19,011	421,284
Tradeweb Markets, Inc., Class A	5,405	452,831
Travelers Cos., Inc. (The)	2,595	414,422
Truist Financial Corp.	6,804	420,351
U.S. Bancorp	7,517	456,883
Umpqua Holdings Corp.	21,910	418,043
Unum Group	13,845	428,780
Upstart Holdings, Inc.(b)(c)	6,776	1,004,339
Virtu Financial, Inc., Class A	14,127	430,167
Voya Financial, Inc.	6,275	411,138
W.R. Berkley Corp.	5,277	411,553
Webster Financial Corp.	6,615	374,938
Wells Fargo & Co.	10,311	481,730
Western Alliance Bancorporation	4,145	414,541
White Mountains Insurance Group Ltd.	351	418,869
Willis Towers Watson PLC	1,809	472,800
Wintrust Financial Corp.	4,972	399,848
Zions Bancorporation N.A.	6,975	403,713
		62,622,739
Health Care-9.52%
10X Genomics, Inc., Class A(b)	2,838	510,840
Abbott Laboratories	3,970	463,100
AbbVie, Inc.	4,339	491,175
ABIOMED, Inc.(b)	1,530	435,407
Acadia Healthcare Co., Inc.(b)	7,940	511,018
Acadia Pharmaceuticals, Inc.(b)	17,449	389,811
Acceleron Pharma, Inc.(b)	3,498	457,853
Adaptive Biotechnologies Corp.(b)(c)	10,764	406,987
Agilent Technologies, Inc.	3,833	529,452
Agios Pharmaceuticals, Inc.(b)(c)	9,318	519,758
Alexion Pharmaceuticals, Inc.(b)	3,090	545,539
Align Technology, Inc.(b)	867	511,660
Alkermes PLC(b)	24,001	544,103
Alnylam Pharmaceuticals, Inc.(b)	3,260	462,887
Amedisys, Inc.(b)	1,786	461,449
American Well Corp., Class A(b)(c)	19,402	241,555
AmerisourceBergen Corp.	9,609	1,102,537
Amgen, Inc.	2,027	482,304
Anthem, Inc.	1,400	557,508
Avantor, Inc.(b)	16,602	533,754
Baxter International, Inc.	6,017	494,116
Becton, Dickinson and Co.	1,967	475,798
Berkeley Lights, Inc.(b)(c)	8,427	366,574
Biogen, Inc.(b)	1,748	467,555
BioMarin Pharmaceutical, Inc.(b)	6,034	466,428
Bio-Rad Laboratories, Inc., Class A(b)	825	496,955
Bio-Techne Corp.	1,213	501,976
Bluebird Bio, Inc.(b)(c)	14,555	452,952
Boston Scientific Corp.(b)	12,093	514,557
	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co.	7,750	$509,330
Bruker Corp.	7,575	526,008
Cardinal Health, Inc.	8,395	470,708
Catalent, Inc.(b)	4,395	460,728
Centene Corp.(b)	7,553	555,901
Cerner Corp.	6,580	514,885
Certara, Inc.(b)(c)	17,312	455,479
Change Healthcare, Inc.(b)	17,265	404,692
Charles River Laboratories International, Inc.(b)	1,638	553,628
Chemed Corp.	1,054	517,872
Cigna Corp.	1,959	507,087
Cooper Cos., Inc. (The)	1,233	485,124
CVS Health Corp.	14,599	1,261,938
Danaher Corp.	2,126	544,554
DaVita, Inc.(b)	4,347	521,944
DENTSPLY SIRONA, Inc.	7,495	501,565
DexCom, Inc.(b)	1,277	471,711
Edwards Lifesciences Corp.(b)	5,631	540,013
Elanco Animal Health, Inc.(b)	13,671	491,883
Eli Lilly and Co.	2,274	454,209
Encompass Health Corp.	5,914	507,362
Envista Holdings Corp.(b)	11,599	506,180
Exact Sciences Corp.(b)	3,550	392,381
Exelixis, Inc.(b)	20,488	462,004
Gilead Sciences, Inc.	7,407	489,677
Global Blood Therapeutics, Inc.(b)(c)	10,877	418,003
Globus Medical, Inc., Class A(b)	7,476	538,721
Guardant Health, Inc.(b)	3,220	399,666
Haemonetics Corp.(b)	3,925	221,605
HCA Healthcare, Inc.	2,527	542,774
Henry Schein, Inc.(b)	7,098	539,732
Hill-Rom Holdings, Inc.	4,365	485,737
Hologic, Inc.(b)	6,575	414,619
Horizon Therapeutics PLC(b)	5,163	473,241
Humana, Inc.	1,165	509,920
ICU Medical, Inc.(b)	2,297	477,914
IDEXX Laboratories, Inc.(b)	925	516,252
Illumina, Inc.(b)	1,132	459,184
Incyte Corp.(b)	5,874	492,124
Insulet Corp.(b)(c)	1,801	485,676
Integra LifeSciences Holdings Corp.(b)	6,852	473,131
Intuitive Surgical, Inc.(b)	640	538,995
Ionis Pharmaceuticals, Inc.(b)(c)	8,741	325,602
Iovance Biotherapeutics, Inc.(b)(c)	13,121	243,657
IQVIA Holdings, Inc.(b)	2,471	593,435
Jazz Pharmaceuticals PLC(b)	2,827	503,574
Johnson & Johnson	2,938	497,256
Laboratory Corp. of America Holdings(b)	1,974	541,824
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	12,781	479,799
Masimo Corp.(b)	2,011	433,572
McKesson Corp.	5,766	1,109,321
Medtronic PLC	3,956	500,790
Merck & Co., Inc.	6,252	474,464
Mettler-Toledo International, Inc.(b)	315	409,799
Moderna, Inc.(b)	3,325	615,158
Molina Healthcare, Inc.(b)	2,047	514,534
Nektar Therapeutics(b)(c)	21,392	386,553
Neurocrine Biosciences, Inc.(b)	4,949	476,193
Novocure Ltd.(b)(c)	3,382	689,928
Oak Street Health, Inc.(b)(c)	8,421	508,544

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Penumbra, Inc.(b)(c)	1,707	$425,231
PerkinElmer, Inc.	3,707	537,774
Perrigo Co. PLC	11,293	521,059
Pfizer, Inc.	13,470	521,693
PPD, Inc.(b)	12,797	590,198
PRA Health Sciences, Inc.(b)	3,205	547,799
Premier, Inc., Class A	13,779	454,707
QIAGEN N.V.(b)(c)	9,618	474,744
Quest Diagnostics, Inc.	3,832	504,559
Quidel Corp.(b)(c)	3,474	410,314
Reata Pharmaceuticals, Inc., Class A(b)(c)	3,602	492,537
Regeneron Pharmaceuticals, Inc.(b)	992	498,411
Repligen Corp.(b)	2,410	440,090
ResMed, Inc.	2,507	516,066
Royalty Pharma PLC, Class A(c)	9,889	396,747
Sage Therapeutics, Inc.(b)	5,842	406,603
Sana Biotechnology, Inc.(b)(c)	17,239	361,502
Sarepta Therapeutics, Inc.(b)(c)	5,357	405,257
Seagen, Inc.(b)	3,052	474,128
Signify Health, Inc., Class A(b)	15,830	400,499
Sotera Health Co.(b)	16,488	397,361
STERIS PLC(c)	2,580	492,419
Stryker Corp.	1,958	499,819
Syneos Health, Inc.(b)	6,283	552,276
Tandem Diabetes Care, Inc.(b)	5,163	440,869
Teladoc Health, Inc.(b)(c)	2,349	353,712
Teleflex, Inc.	1,127	453,268
Thermo Fisher Scientific, Inc.	1,012	475,134
United Therapeutics Corp.(b)	2,953	548,963
UnitedHealth Group, Inc.	1,327	546,618
Universal Health Services, Inc., Class B	3,512	560,621
Veeva Systems, Inc., Class A(b)	1,790	521,499
Vertex Pharmaceuticals, Inc.(b)	2,170	452,727
Viatris, Inc.	34,273	522,321
Waters Corp.(b)	1,208	389,278
West Pharmaceutical Services, Inc.	1,710	594,242
Zimmer Biomet Holdings, Inc.	2,917	491,019
Zoetis, Inc.	3,067	541,878
		63,007,710
Industrials-10.07%
3M Co.	1,787	362,833
A.O. Smith Corp.	5,070	360,325
Acuity Brands, Inc.	2,444	453,973
ADT, Inc.(c)	38,409	397,149
AECOM(b)	5,421	352,419
AGCO Corp.	2,428	335,962
Air Lease Corp.	6,328	297,796
Alaska Air Group, Inc.(b)	5,561	384,821
Allegion PLC	2,861	401,913
Allison Transmission Holdings, Inc.	7,951	336,407
AMERCO	614	353,075
American Airlines Group, Inc.(b)(c)	16,484	399,572
AMETEK, Inc.	2,696	364,230
Armstrong World Industries, Inc.	3,522	374,565
Array Technologies, Inc.(b)	43,960	716,548
Axon Enterprise, Inc.(b)	2,152	302,550
AZEK Co., Inc. (The)(b)	7,104	309,237
Boeing Co. (The)(b)	1,311	323,843
Booz Allen Hamilton Holding Corp.	4,180	355,007
BWX Technologies, Inc.	5,319	332,650
C.H. Robinson Worldwide, Inc.	3,482	337,824
CACI International, Inc., Class A(b)	1,672	426,293
	Shares	Value
Industrials-(continued)
Carlisle Cos., Inc.	2,079	$399,833
Carrier Global Corp.	8,395	385,582
Caterpillar, Inc.	1,507	363,308
Cintas Corp.	911	322,075
Clean Harbors, Inc.(b)	15,490	1,442,119
Colfax Corp.(b)	6,800	300,560
Copa Holdings S.A., Class A (Panama)(b)	4,009	329,780
Copart, Inc.(b)	3,305	426,378
CoreLogic, Inc.	4,156	330,402
CoStar Group, Inc.(b)	869	742,126
Crane Co.	3,594	343,191
CSX Corp.	3,509	351,321
Cummins, Inc.	1,223	314,653
Curtiss-Wright Corp.	2,745	344,003
Deere & Co.	913	329,684
Delta Air Lines, Inc.(b)	7,554	360,175
Donaldson Co., Inc.	5,415	333,510
Dover Corp.	2,465	370,983
Driven Brands Holdings, Inc.(b)	13,396	396,790
Dun & Bradstreet Holdings, Inc.(b)(c)	17,666	379,289
Eaton Corp. PLC	2,365	343,516
Emerson Electric Co.	3,613	345,728
Equifax, Inc.	1,935	454,802
Expeditors International of Washington, Inc.	3,326	418,045
Fastenal Co.	33,244	1,763,262
FedEx Corp.	1,229	386,902
Flowserve Corp.	8,064	341,833
Fortive Corp.	4,839	350,924
Fortune Brands Home & Security, Inc.	3,689	380,557
FTI Consulting, Inc.(b)	2,619	360,243
Gates Industrial Corp. PLC(b)	19,984	362,909
Generac Holdings, Inc.(b)	990	325,433
General Dynamics Corp.	1,912	363,108
General Electric Co.	26,828	377,202
Graco, Inc.	4,878	369,362
GrafTech International Ltd.	118,663	1,575,845
HEICO Corp.	2,619	367,865
Hexcel Corp.(b)	26,441	1,572,182
Honeywell International, Inc.	1,548	357,449
Howmet Aerospace, Inc.(b)	10,422	369,773
Hubbell, Inc.	1,787	340,674
Huntington Ingalls Industries, Inc.	1,736	375,341
IAA, Inc.(b)	6,316	359,823
IDEX Corp.	1,655	368,502
IHS Markit Ltd.	3,485	367,005
Illinois Tool Works, Inc.	1,544	357,837
Ingersoll Rand, Inc.(b)	6,710	333,084
ITT, Inc.	3,772	354,191
J.B. Hunt Transport Services, Inc.	2,067	354,573
Jacobs Engineering Group, Inc.	2,627	373,244
JetBlue Airways Corp.(b)	18,785	377,579
Johnson Controls International PLC	5,400	359,316
Kansas City Southern	1,545	459,916
Kirby Corp.(b)	4,874	318,418
Knight-Swift Transportation Holdings, Inc.	7,298	348,334
L3Harris Technologies, Inc.	1,765	384,876
Landstar System, Inc.	2,025	345,263
Leidos Holdings, Inc.	4,181	429,598
Lennox International, Inc.(c)	1,126	394,021
Lincoln Electric Holdings, Inc.	2,685	345,237
Lockheed Martin Corp.	967	369,587
Lyft, Inc., Class A(b)	5,820	332,264

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Macquarie Infrastructure Corp.	10,211	$356,160
ManpowerGroup, Inc.	3,207	388,015
Masco Corp.	5,769	347,928
Mercury Systems, Inc.(b)	4,994	326,857
Middleby Corp. (The)(b)	1,940	318,703
MSA Safety, Inc.	2,030	341,162
MSC Industrial Direct Co., Inc., Class A	3,702	349,469
Nielsen Holdings PLC	14,008	381,158
Nordson Corp.	1,639	363,350
Norfolk Southern Corp.	1,266	355,619
Northrop Grumman Corp.	1,100	402,457
nVent Electric PLC	11,548	375,772
Old Dominion Freight Line, Inc.	1,441	382,514
Oshkosh Corp.	2,911	382,622
Otis Worldwide Corp.	4,903	384,052
Owens Corning	3,830	408,470
PACCAR, Inc.	3,365	308,099
Parker-Hannifin Corp.	1,068	329,104
Pentair PLC	5,488	378,507
Quanta Services, Inc.	3,774	359,851
Raytheon Technologies Corp.	4,283	379,945
Regal Beloit Corp.	2,217	315,324
Republic Services, Inc.	14,613	1,595,447
Robert Half International, Inc.	4,266	378,778
Rockwell Automation, Inc.	1,249	329,386
Rollins, Inc.	10,977	374,206
Roper Technologies, Inc.	1,020	459,010
Ryder System, Inc.	4,170	341,064
Schneider National, Inc., Class B	13,249	324,468
Science Applications International Corp.	4,263	383,073
Sensata Technologies Holding PLC(b)	5,321	316,227
Shoals Technologies Group, Inc., Class A(b)(c)	44,520	1,228,752
Snap-on, Inc.	1,537	391,351
Southwest Airlines Co.(b)	6,240	383,510
Spirit AeroSystems Holdings, Inc., Class A	6,620	325,770
Stanley Black & Decker, Inc.	1,717	372,246
Stericycle, Inc.(b)	20,255	1,591,233
Teledyne Technologies, Inc.(b)	1,271	533,146
Textron, Inc.	6,191	423,898
Timken Co. (The)	18,683	1,652,511
Toro Co. (The)	3,281	364,486
Trane Technologies PLC	2,029	378,206
TransDigm Group, Inc.(b)	571	370,488
TransUnion	3,755	401,785
Trex Co., Inc.(b)	3,420	333,142
Trinity Industries, Inc.(c)	11,122	308,969
Uber Technologies, Inc.(b)	6,188	314,536
Union Pacific Corp.	1,530	343,837
United Airlines Holdings, Inc.(b)(c)	6,748	393,746
United Parcel Service, Inc., Class B	1,976	424,050
United Rentals, Inc.(b)	1,062	354,666
Univar Solutions, Inc.(b)	72,234	1,956,819
Valmont Industries, Inc.	1,362	337,776
Verisk Analytics, Inc.	1,906	329,414
Vertiv Holdings Co.	18,681	463,662
Virgin Galactic Holdings, Inc.(b)(c)	9,816	306,554
W.W. Grainger, Inc.	858	396,533
Wabtec Corp.	4,265	352,971
Waste Management, Inc.	11,591	1,630,622
Watsco, Inc.	1,357	395,430
Woodward, Inc.	2,813	357,757
	Shares	Value
Industrials-(continued)
XPO Logistics, Inc.(b)	2,688	$394,948
Xylem, Inc.	3,253	384,244
		66,714,232
Information Technology-14.04%
Accenture PLC, Class A	1,239	349,596
Adobe, Inc.(b)	885	446,553
Advanced Micro Devices, Inc.(b)	4,872	390,150
Akamai Technologies, Inc.(b)	4,079	465,863
Allegro MicroSystems, Inc. (Japan)(b)	14,670	384,501
Alliance Data Systems Corp.	3,026	366,297
Alteryx, Inc., Class A(b)	4,471	347,710
Amdocs Ltd.	4,996	390,188
Amphenol Corp., Class A	6,183	415,869
Analog Devices, Inc.	2,629	432,733
Anaplan, Inc.(b)	6,569	338,369
ANSYS, Inc.(b)	1,229	415,328
Apple, Inc.	3,238	403,487
Applied Materials, Inc.	3,384	467,432
Arista Networks, Inc.(b)	9,003	3,055,438
Arrow Electronics, Inc.(b)	3,769	453,524
Aspen Technology, Inc.(b)	2,624	358,097
Atlassian Corp. PLC, Class A(b)	1,678	391,444
Autodesk, Inc.(b)	1,449	414,211
Automatic Data Processing, Inc.	1,817	356,168
Avalara, Inc.(b)	2,677	353,819
Avnet, Inc.	10,102	445,094
BigCommerce Holdings, Inc., Series 1(b)(c)	6,506	353,861
Bill.com Holdings, Inc.(b)	2,115	314,966
Black Knight, Inc.(b)	5,091	373,629
Broadcom, Inc.	869	410,455
Broadridge Financial Solutions, Inc.	2,773	442,238
C3.ai, Inc., Class A(b)(c)	4,572	282,138
Cadence Design Systems, Inc.(b)	3,041	386,177
CDK Global, Inc.	7,580	396,737
CDW Corp.	2,478	409,911
Ceridian HCM Holding, Inc.(b)	4,488	401,496
Ciena Corp.(b)	46,559	2,461,574
Cirrus Logic, Inc.(b)	5,100	398,157
Cisco Systems, Inc.	50,818	2,688,272
Citrix Systems, Inc.	2,925	336,258
Cloudflare, Inc., Class A(b)(c)	5,160	423,430
Cognex Corp.	4,103	325,737
Cognizant Technology Solutions Corp., Class A	5,097	364,741
Coherent, Inc.(b)	1,343	352,685
CommScope Holding Co., Inc.(b)	150,197	3,050,501
Concentrix Corp.(b)	2,900	442,888
Corning, Inc.	9,886	431,326
Coupa Software, Inc.(b)	1,379	328,478
Cree, Inc.(b)(c)	3,559	355,936
Crowdstrike Holdings, Inc., Class A(b)	1,928	428,305
Datadog, Inc., Class A(b)	4,584	417,373
Datto Holding Corp.(b)(c)	15,801	425,679
Dell Technologies, Inc., Class C(b)	4,459	439,836
DocuSign, Inc.(b)	1,759	354,650
Dolby Laboratories, Inc., Class A	4,019	392,013
Dropbox, Inc., Class A(b)(c)	15,535	424,882
Duck Creek Technologies, Inc.(b)(c)	8,419	330,951
DXC Technology Co.(b)	13,727	520,528
Dynatrace, Inc.(b)	7,303	377,857
EchoStar Corp., Class A(b)	91,368	2,420,338
Elastic N.V.(b)	3,329	393,521

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Enphase Energy, Inc.(b)	9,323	$1,333,655
Entegris, Inc.	3,772	431,705
EPAM Systems, Inc.(b)	1,081	516,286
Euronet Worldwide, Inc.(b)	2,046	306,163
Everbridge, Inc.(b)(c)	2,798	328,765
F5 Networks, Inc.(b)	2,037	377,721
Fair Isaac Corp.(b)	705	356,772
Fastly, Inc., Class A(b)(c)	5,242	247,370
Fidelity National Information Services, Inc.	2,268	337,887
FireEye, Inc.(b)(c)	19,197	429,437
First Solar, Inc.(b)	19,022	1,447,764
Fiserv, Inc.(b)	2,647	304,934
Five9, Inc.(b)	2,315	409,987
FleetCor Technologies, Inc.(b)	1,162	318,899
Fortinet, Inc.(b)	2,110	461,119
Gartner, Inc.(b)	2,120	491,501
Genpact Ltd.	7,704	352,381
Global Payments, Inc.	1,568	303,737
Globant S.A.(b)	1,816	395,652
GoDaddy, Inc., Class A(b)	5,258	425,688
Guidewire Software, Inc.(b)	3,744	365,939
Hewlett Packard Enterprise Co.	25,511	407,156
HP, Inc.	13,059	381,715
HubSpot, Inc.(b)	832	419,644
Intel Corp.	6,253	357,171
International Business Machines Corp.	3,119	448,325
Intuit, Inc.	989	434,260
IPG Photonics Corp.(b)	1,849	386,922
Jabil, Inc.	8,291	468,027
Jack Henry & Associates, Inc.	2,212	340,980
Jamf Holding Corp.(b)(c)	10,541	365,562
JFrog Ltd. (Israel)(b)(c)	8,066	336,756
Juniper Networks, Inc.	98,204	2,585,711
Keysight Technologies, Inc.(b)	2,418	344,275
KLA Corp.	1,340	424,633
Lam Research Corp.	744	483,488
Littelfuse, Inc.	1,235	322,631
Lumentum Holdings, Inc.(b)	28,616	2,328,484
Manhattan Associates, Inc.(b)	3,225	438,536
Marvell Technology, Inc.	14,240	687,792
Mastercard, Inc., Class A	863	311,181
Maxim Integrated Products, Inc.	4,431	452,006
McAfee Corp., Class A(c)	16,752	420,978
Medallia, Inc.(b)(c)	12,943	332,247
Microchip Technology, Inc.	2,664	418,115
Micron Technology, Inc.(b)	4,424	372,235
Microsoft Corp.	1,669	416,716
MKS Instruments, Inc.	1,947	366,484
MongoDB, Inc.(b)	1,211	353,539
Monolithic Power Systems, Inc.	1,173	402,480
Motorola Solutions, Inc.	13,888	2,851,345
National Instruments Corp.	9,149	373,279
nCino, Inc.(b)(c)	5,522	337,505
NCR Corp.(b)	10,716	516,511
NetApp, Inc.	5,826	450,758
New Relic, Inc.(b)	6,325	396,451
NortonLifeLock, Inc.	18,476	511,046
Nuance Communications, Inc.(b)	8,908	471,233
Nutanix, Inc., Class A(b)	14,271	449,679
NVIDIA Corp.	767	498,381
Okta, Inc.(b)	1,654	367,916
ON Semiconductor Corp.(b)	10,187	407,887
	Shares	Value
Information Technology-(continued)
Oracle Corp.	5,867	$461,968
PagerDuty, Inc.(b)(c)	9,496	386,012
Palo Alto Networks, Inc.(b)	1,150	417,738
Paychex, Inc.	3,458	349,742
Paycom Software, Inc.(b)	1,013	333,885
Paylocity Holding Corp.(b)	1,769	300,429
PayPal Holdings, Inc.(b)	1,301	338,286
Pegasystems, Inc.	3,198	377,812
Proofpoint, Inc.(b)	3,133	541,414
PTC, Inc.(b)	2,911	390,482
Pure Storage, Inc., Class A(b)	17,389	331,260
Qorvo, Inc.(b)	2,259	412,764
QUALCOMM, Inc.	3,004	404,158
RingCentral, Inc., Class A(b)	1,135	297,903
Sabre Corp.(b)(c)	22,817	316,015
salesforce.com, inc.(b)	1,836	437,152
ServiceNow, Inc.(b)	790	374,365
Skyworks Solutions, Inc.	2,275	386,750
Slack Technologies, Inc., Class A(b)	9,617	423,533
Smartsheet, Inc., Class A(b)	5,823	344,023
SolarEdge Technologies, Inc.(b)	5,221	1,347,070
SolarWinds Corp.(b)(c)	23,430	387,767
Splunk, Inc.(b)	2,861	346,753
Square, Inc., Class A(b)	1,368	304,407
SS&C Technologies Holdings, Inc.	5,776	426,673
StoneCo Ltd., Class A (Brazil)(b)(c)	4,319	284,924
Switch, Inc., Class A	26,761	504,980
SYNNEX Corp.	3,943	499,184
Synopsys, Inc.(b)	1,690	429,835
Teradata Corp.(b)	9,172	439,064
Teradyne, Inc.	3,473	459,652
Texas Instruments, Inc.	2,259	428,803
Trade Desk, Inc. (The), Class A(b)	500	294,070
Trimble, Inc.(b)	4,430	344,610
Twilio, Inc., Class A(b)	1,056	354,816
Tyler Technologies, Inc.(b)	958	386,227
Ubiquiti, Inc.	7,372	2,222,805
Unity Software, Inc.(b)(c)	3,720	351,391
Universal Display Corp.	1,786	385,526
VeriSign, Inc.(b)	2,058	452,595
ViaSat, Inc.(b)(c)	44,694	2,376,827
Visa, Inc., Class A	1,455	330,722
VMware, Inc., Class A(b)(c)	2,676	422,514
Vontier Corp.(b)	10,683	374,760
Western Digital Corp.(b)	5,756	433,024
Western Union Co. (The)	13,487	330,027
WEX, Inc.(b)	1,503	294,453
Workday, Inc., Class A(b)	1,536	351,314
Xerox Holdings Corp.	14,873	348,772
Xilinx, Inc.	3,141	398,907
Zebra Technologies Corp., Class A(b)	688	341,970
Zendesk, Inc.(b)(c)	2,902	396,587
Zoom Video Communications, Inc., Class A(b)	1,114	369,324
Zscaler, Inc.(b)(c)	2,093	406,461
		92,935,302
Materials-9.63%
Air Products and Chemicals, Inc.	5,650	1,693,079
Albemarle Corp.	9,563	1,597,786
Amcor PLC	28,064	331,155
AptarGroup, Inc.	2,366	348,535
Ardagh Group S.A.	12,574	310,704
Ashland Global Holdings, Inc.	17,485	1,658,277

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	8,596	$1,895,676
Axalta Coating Systems Ltd.(b)	10,997	356,743
Ball Corp.	3,938	323,546
Berry Global Group, Inc.(b)	5,584	380,885
Cabot Corp.	29,185	1,855,582
Celanese Corp.	10,486	1,734,909
CF Industries Holdings, Inc.	30,505	1,621,951
Chemours Co. (The)	56,359	2,024,979
Corteva, Inc.	22,536	1,025,388
Crown Holdings, Inc.	3,379	348,848
Dow, Inc.	23,967	1,639,822
DuPont de Nemours, Inc.	4,295	363,314
Eagle Materials, Inc.	2,477	363,525
Eastman Chemical Co.	13,066	1,638,476
Ecolab, Inc.	7,193	1,547,070
Element Solutions, Inc.	77,540	1,813,661
FMC Corp.	14,183	1,655,014
Freeport-McMoRan, Inc.	41,135	1,757,287
Graphic Packaging Holding Co.	18,846	333,197
Huntsman Corp.	53,120	1,507,546
International Flavors & Fragrances, Inc.	11,351	1,608,096
International Paper Co.	28,595	1,804,345
Linde PLC (United Kingdom)	5,764	1,732,658
LyondellBasell Industries N.V., Class A	14,079	1,585,577
Martin Marietta Materials, Inc.	964	350,559
Mosaic Co. (The)	46,084	1,665,476
NewMarket Corp.	3,955	1,357,475
Newmont Corp.	26,376	1,938,108
Nucor Corp.	22,726	2,330,324
Olin Corp.	46,299	2,263,558
Packaging Corp. of America	2,356	350,219
PPG Industries, Inc.	2,252	404,729
Reliance Steel & Aluminum Co.	10,198	1,713,978
Royal Gold, Inc.	14,127	1,748,499
RPM International, Inc.	3,783	353,824
Scotts Miracle-Gro Co. (The)	6,996	1,520,721
Sealed Air Corp.	7,286	414,282
Sherwin-Williams Co. (The)	1,410	399,777
Silgan Holdings, Inc.	7,973	335,902
Sonoco Products Co.(c)	5,317	359,004
Southern Copper Corp. (Peru)	19,708	1,374,436
Steel Dynamics, Inc.	31,650	1,975,909
Valvoline, Inc.	58,653	1,935,549
Vulcan Materials Co.	1,921	352,158
W.R. Grace & Co.	25,378	1,738,901
Westlake Chemical Corp.	16,197	1,633,791
Westrock Co.	6,415	374,123
		63,748,933
Real Estate-9.12%
Alexandria Real Estate Equities, Inc.	4,396	783,631
American Campus Communities, Inc.	16,931	798,466
American Homes 4 Rent, Class A	22,801	868,034
American Tower Corp.	3,330	850,682
Americold Realty Trust	20,609	783,554
Apartment Income REIT Corp.	16,522	769,595
Apartment Investment & Management Co.	140,060	987,423
Apple Hospitality REIT, Inc.	48,693	772,758
AvalonBay Communities, Inc.	3,822	790,925
Boston Properties, Inc.	6,649	781,656
Brandywine Realty Trust	52,540	738,712
Brixmor Property Group, Inc.	34,948	793,669
Brookfield Property REIT, Inc., Class A	40,050	750,537
	Shares	Value
Real Estate-(continued)
Camden Property Trust	6,849	$858,728
CBRE Group, Inc., Class A(b)	9,070	796,165
CoreSite Realty Corp.	6,199	751,629
Corporate Office Properties Trust	26,782	739,183
Cousins Properties, Inc.	20,210	749,589
Crown Castle International Corp.	4,576	867,152
CubeSmart	19,190	840,330
CyrusOne, Inc.	10,761	793,624
Digital Realty Trust, Inc.	5,288	801,449
Douglas Emmett, Inc.	21,712	753,841
Duke Realty Corp.	17,901	831,680
Empire State Realty Trust, Inc., Class A	60,624	717,182
EPR Properties(b)	14,828	728,796
Equinix, Inc.	1,088	801,551
Equity Commonwealth	25,015	686,412
Equity LifeStyle Properties, Inc.	11,665	826,582
Equity Residential	9,957	771,170
Essex Property Trust, Inc.	2,575	760,372
Extra Space Storage, Inc.	5,517	826,502
Federal Realty Investment Trust	6,563	750,413
First Industrial Realty Trust, Inc.	16,201	820,419
Gaming and Leisure Properties, Inc.	16,829	780,192
Healthcare Trust of America, Inc., Class A(c)	26,132	716,278
Healthpeak Properties, Inc.	22,905	764,569
Highwoods Properties, Inc.	16,657	760,892
Host Hotels & Resorts, Inc.(b)	42,114	723,097
Howard Hughes Corp. (The)(b)	7,316	774,252
Hudson Pacific Properties, Inc.	25,561	741,013
Invitation Homes, Inc.	23,999	870,444
Iron Mountain, Inc.(c)	19,264	838,754
JBG SMITH Properties	21,753	700,664
Jones Lang LaSalle, Inc.(b)	4,068	822,753
Kilroy Realty Corp.	10,413	731,097
Kimco Realty Corp.	36,847	785,210
Lamar Advertising Co., Class A	7,560	792,439
Life Storage, Inc.	8,363	831,617
Medical Properties Trust, Inc.	33,594	711,185
Mid-America Apartment Communities, Inc.	5,221	839,015
National Retail Properties, Inc.	16,598	769,317
Omega Healthcare Investors, Inc.	19,238	704,496
Outfront Media, Inc.(b)	32,204	770,964
Paramount Group, Inc.	70,106	769,764
Park Hotels & Resorts, Inc.(b)(c)	31,448	653,804
Prologis, Inc.	7,164	844,206
Public Storage	2,989	844,333
Rayonier, Inc.(c)	21,217	810,277
Realty Income Corp.	11,530	788,652
Regency Centers Corp.	12,085	780,691
Rexford Industrial Realty, Inc.(c)	14,783	816,465
SBA Communications Corp., Class A	2,754	821,022
Simon Property Group, Inc.	6,150	790,213
SL Green Realty Corp.	9,453	748,867
Spirit Realty Capital, Inc.	16,745	791,369
STORE Capital Corp.	21,328	733,683
Sun Communities, Inc.	4,946	828,059
UDR, Inc.	16,352	778,846
Ventas, Inc.	12,676	702,884
VEREIT, Inc.	18,379	874,289
VICI Properties, Inc.(c)	24,961	777,036
Vornado Realty Trust	14,840	701,635
Weingarten Realty Investors	26,349	863,457
Welltower, Inc.	9,714	726,316

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Weyerhaeuser Co.	19,990	$758,820
WP Carey, Inc.	10,481	790,791
		60,366,138
Utilities-8.34%
AES Corp. (The)	49,362	1,254,288
Alliant Energy Corp.	27,825	1,590,199
Ameren Corp.	18,291	1,540,102
American Electric Power Co., Inc.	17,387	1,495,282
American Water Works Co., Inc.	10,156	1,574,383
Atmos Energy Corp.	15,473	1,534,457
Avangrid, Inc.	29,570	1,557,748
CenterPoint Energy, Inc.	65,342	1,653,153
CMS Energy Corp.	24,509	1,537,695
Consolidated Edison, Inc.	19,926	1,539,084
Dominion Energy, Inc.	19,206	1,462,345
DTE Energy Co.	11,049	1,524,652
Duke Energy Corp.	15,343	1,537,676
Edison International	24,183	1,351,104
Entergy Corp.	14,897	1,568,058
Essential Utilities, Inc.	32,829	1,569,226
Evergy, Inc.	24,509	1,519,313
Eversource Energy	17,205	1,396,874
Exelon Corp.	33,096	1,493,292
FirstEnergy Corp.	40,146	1,521,935
Hawaiian Electric Industries, Inc.	35,867	1,544,074
IDACORP, Inc.	14,827	1,452,305
MDU Resources Group, Inc.	10,649	358,445
National Fuel Gas Co.	28,387	1,473,001
NextEra Energy, Inc.	18,581	1,360,501
NiSource, Inc.	62,657	1,597,754
NRG Energy, Inc.	32,702	1,051,369
OGE Energy Corp.	44,375	1,530,938
PG&E Corp.(b)	121,488	1,231,888
Pinnacle West Capital Corp.	18,119	1,532,505
PPL Corp.	51,122	1,488,161
Public Service Enterprise Group, Inc.	24,500	1,521,940
	Shares	Value
Utilities-(continued)
Sempra Energy	10,959	$1,484,835
Southern Co. (The)	23,470	1,500,202
UGI Corp.	34,452	1,586,515
Vistra Corp.	73,954	1,195,836
WEC Energy Group, Inc.	16,010	1,503,499
Xcel Energy, Inc.	22,483	1,593,595
		55,228,229
Total Common Stocks & Other Equity Interests (Cost $521,806,211)		660,978,204
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $494,853)	494,853	494,853
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $522,301,064)		661,473,057
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.53%
Invesco Private Government Fund, 0.01%(d)(e)(f)	17,219,487	17,219,487
Invesco Private Prime Fund, 0.09%(d)(e)(f)	26,012,331	26,022,736
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,242,223)		43,242,223
TOTAL INVESTMENTS IN SECURITIES-106.44% (Cost $565,543,287)		704,715,280
OTHER ASSETS LESS LIABILITIES-(6.44)%		(42,618,420)
NET ASSETS-100.00%		$662,096,860

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Invesco Ltd.	$185,854	$237,810	$(372,420)	$355,245	$45,255	$451,744	$10,044
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	11,861,850	(11,366,997)	-	-	494,853	69
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,654,460	(1,654,460)	-	-	-	2
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,244,822	$56,428,933	$(46,454,268)	$-	$-	$17,219,487	$1,068*
Invesco Private Prime Fund	2,301,736	69,426,579	(45,706,613)	-	1,034	26,022,736	8,677*
Total	$9,732,412	$139,609,632	$(105,554,758)	$355,245	$46,289	$44,188,820	$19,860

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-3.81%
Activision Blizzard, Inc.	279	$27,133
Alphabet, Inc., Class A(b)	6	14,141
Alphabet, Inc., Class C(b)	6	14,469
Altice USA, Inc., Class A(b)	627	22,610
AT&T, Inc.	745	21,925
Cable One, Inc.	11	19,971
Charter Communications, Inc., Class A(b)	33	22,919
Comcast Corp., Class A	425	24,369
Electronic Arts, Inc.	170	24,298
Liberty Broadband Corp., Class A(b)	26	4,214
Liberty Broadband Corp., Class C(b)	245	40,741
Netflix, Inc.(b)	44	22,124
New York Times Co. (The), Class A	489	20,939
Take-Two Interactive Software, Inc.(b)	121	22,453
T-Mobile US, Inc.(b)	164	23,198
United States Cellular Corp.(b)	711	26,840
Verizon Communications, Inc.	353	19,941
		372,285
Consumer Discretionary-4.72%
Amazon.com, Inc.(b)	7	22,561
AutoZone, Inc.(b)	19	26,725
Columbia Sportswear Co.	264	27,121
Dollar General Corp.	101	20,499
Dollar Tree, Inc.(b)	195	19,013
Domino’s Pizza, Inc.	56	23,905
frontdoor, inc.(b)	466	25,024
Garmin Ltd.	184	26,172
Grand Canyon Education, Inc.(b)	266	24,190
Hasbro, Inc.	231	22,169
Home Depot, Inc. (The)	81	25,832
McDonald’s Corp.	103	24,091
NIKE, Inc., Class B	160	21,834
Pool Corp.	65	28,376
Service Corp. International	444	23,541
Terminix Global Holdings, Inc.(b)	448	22,104
TJX Cos., Inc. (The)	334	22,558
Tractor Supply Co.	159	28,890
Yum China Holdings, Inc. (China)	383	25,906
		460,511
Consumer Staples-9.73%
Altria Group, Inc.	554	27,268
Archer-Daniels-Midland Co.	439	29,207
Boston Beer Co., Inc. (The), Class A(b)	24	25,396
Brown-Forman Corp., Class A	55	4,125
Brown-Forman Corp., Class B	221	17,760
Bunge Ltd.	370	32,123
Campbell Soup Co.	442	21,512
Casey’s General Stores, Inc.	119	26,280
Church & Dwight Co., Inc.	252	21,604
Clorox Co. (The)	109	19,264
Coca-Cola Co. (The)	416	23,001
Colgate-Palmolive Co.	253	21,196
Conagra Brands, Inc.	630	24,003
Costco Wholesale Corp.	57	21,561
Estee Lauder Cos., Inc. (The), Class A	89	27,280
Flowers Foods, Inc.	1,002	24,138
General Mills, Inc.	360	22,630
Grocery Outlet Holding Corp.(b)(c)	576	19,624
Hain Celestial Group, Inc. (The)(b)	584	23,804
Hershey Co. (The)	146	25,265
	Shares	Value
Consumer Staples-(continued)
Hormel Foods Corp.	471	$22,862
Ingredion, Inc.	285	27,055
JM Smucker Co. (The)	189	25,192
Kellogg Co.	346	22,660
Keurig Dr Pepper, Inc.(c)	736	27,203
Kimberly-Clark Corp.	157	20,509
Kroger Co. (The)	672	24,851
McCormick & Co., Inc.	237	21,107
Mondelez International, Inc., Class A	374	23,760
Monster Beverage Corp.(b)	252	23,756
PepsiCo, Inc.	150	22,191
Philip Morris International, Inc.	278	26,808
Pilgrim’s Pride Corp.(b)	1,094	26,300
Post Holdings, Inc.(b)	238	27,496
Procter & Gamble Co. (The)	157	21,171
Seaboard Corp.	7	25,655
Sprouts Farmers Market, Inc.(b)	1,067	28,382
Tyson Foods, Inc., Class A	335	26,632
Walgreens Boots Alliance, Inc.	546	28,752
Walmart, Inc.	145	20,594
		949,977
Energy-0.22%
Cabot Oil & Gas Corp.	1,296	21,254
Financials-13.29%
Allstate Corp. (The)	214	29,235
American Financial Group, Inc.	244	32,467
American National Group, Inc.	255	38,255
Aon PLC, Class A(c)	104	26,350
Arch Capital Group Ltd.(b)	669	26,686
Ares Management Corp., Class A	483	26,652
Arthur J. Gallagher & Co.	190	27,856
Assurant, Inc.	165	26,590
Bank of New York Mellon Corp. (The)	553	28,800
Berkshire Hathaway, Inc., Class B(b)	96	27,786
BlackRock, Inc.	31	27,188
Brown & Brown, Inc.	482	25,315
Cboe Global Markets, Inc.	234	26,044
Charles Schwab Corp. (The)	432	31,903
Chubb Ltd.	144	24,479
Cincinnati Financial Corp.	276	33,592
CME Group, Inc., Class A	120	26,251
CNA Financial Corp.	610	29,164
Commerce Bancshares, Inc.	343	26,713
Erie Indemnity Co., Class A(c)	100	20,113
Everest Re Group Ltd.	95	24,696
FactSet Research Systems, Inc.	65	21,733
First Republic Bank	165	31,588
Interactive Brokers Group, Inc., Class A	401	26,971
Intercontinental Exchange, Inc.	207	23,366
Kemper Corp.	288	21,563
Markel Corp.(b)	22	26,961
MarketAxess Holdings, Inc.	41	19,128
Marsh & McLennan Cos., Inc.	188	26,010
Mercury General Corp.	484	30,782
Moody’s Corp.	79	26,493
MSCI, Inc.	53	24,811
Nasdaq, Inc.	168	28,133
New York Community Bancorp, Inc.	2,169	25,963
Northern Trust Corp.	236	28,601
Old Republic International Corp.	1,197	31,433
Progressive Corp. (The)	244	24,176
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
RenaissanceRe Holdings Ltd. (Bermuda)	130	$20,036
S&P Global, Inc.	66	25,045
SEI Investments Co.	404	25,630
TFS Financial Corp.	1,239	27,456
Tradeweb Markets, Inc., Class A	375	31,418
Travelers Cos., Inc. (The)	162	25,871
U.S. Bancorp	486	29,539
Virtu Financial, Inc., Class A	937	28,532
W.R. Berkley Corp.	323	25,191
White Mountains Insurance Group Ltd.	23	27,447
Willis Towers Watson PLC	104	27,181
		1,297,193
Health Care-17.03%
Abbott Laboratories	201	23,447
AbbVie, Inc.	207	23,432
Agilent Technologies, Inc.	192	26,521
Alexion Pharmaceuticals, Inc.(b)	180	31,779
Amedisys, Inc.(b)	88	22,737
Amgen, Inc.	96	22,842
Baxter International, Inc.	290	23,815
Becton, Dickinson and Co.	90	21,770
Biogen, Inc.(b)	88	23,538
BioMarin Pharmaceutical, Inc.(b)	275	21,257
Bio-Rad Laboratories, Inc., Class A(b)	40	24,095
Bio-Techne Corp.	73	30,210
Boston Scientific Corp.(b)	647	27,530
Cardinal Health, Inc.	395	22,148
Centene Corp.(b)	340	25,024
Cerner Corp.	287	22,458
Charles River Laboratories International, Inc.(b)	93	31,433
Chemed Corp.	46	22,602
Cigna Corp.	103	26,662
Cooper Cos., Inc. (The)	66	25,968
CVS Health Corp.	315	27,229
Danaher Corp.	98	25,102
DaVita, Inc.(b)	200	24,014
DexCom, Inc.(b)	66	24,380
Eli Lilly and Co.	151	30,161
Encompass Health Corp.	277	23,764
Exelixis, Inc.(b)	1,124	25,346
Gilead Sciences, Inc.	355	23,469
Globus Medical, Inc., Class A(b)	370	26,662
Haemonetics Corp.(b)	192	10,840
Henry Schein, Inc.(b)	326	24,789
Hill-Rom Holdings, Inc.	226	25,149
Horizon Therapeutics PLC(b)	317	29,056
Humana, Inc.	54	23,636
ICU Medical, Inc.(b)	114	23,719
IDEXX Laboratories, Inc.(b)	47	26,231
Illumina, Inc.(b)	64	25,961
Insulet Corp.(b)	87	23,461
Intuitive Surgical, Inc.(b)	29	24,423
Ionis Pharmaceuticals, Inc.(b)	428	15,943
Jazz Pharmaceuticals PLC(b)	153	27,254
Johnson & Johnson	148	25,049
Masimo Corp.(b)	86	18,542
McKesson Corp.	120	23,087
Medtronic PLC	191	24,179
Merck & Co., Inc.	265	20,111
Mettler-Toledo International, Inc.(b)	19	24,718
Molina Healthcare, Inc.(b)	105	26,393
Neurocrine Biosciences, Inc.(b)	227	21,842
	Shares	Value
Health Care-(continued)
Novocure Ltd.(b)	169	$34,476
PerkinElmer, Inc.	159	23,066
Pfizer, Inc.	531	20,566
Premier, Inc., Class A	634	20,922
QIAGEN N.V.(b)(c)	465	22,952
Quidel Corp.(b)(c)	109	12,874
Regeneron Pharmaceuticals, Inc.(b)	43	21,604
Repligen Corp.(b)	116	21,183
ResMed, Inc.	105	21,614
Seagen, Inc.(b)	124	19,263
STERIS PLC(c)	114	21,758
Stryker Corp.	94	23,995
Thermo Fisher Scientific, Inc.	46	21,597
United Therapeutics Corp.(b)	166	30,859
UnitedHealth Group, Inc.	63	25,951
Veeva Systems, Inc., Class A(b)	81	23,599
Vertex Pharmaceuticals, Inc.(b)	96	20,028
Waters Corp.(b)	93	29,969
West Pharmaceutical Services, Inc.	79	27,453
Zoetis, Inc.	137	24,205
		1,661,712
Industrials-15.35%
3M Co.	127	25,786
A.O. Smith Corp.	396	28,144
Allison Transmission Holdings, Inc.	547	23,144
AMERCO	52	29,902
Booz Allen Hamilton Holding Corp.	246	20,893
BWX Technologies, Inc.	390	24,391
C.H. Robinson Worldwide, Inc.	235	22,800
CACI International, Inc., Class A(b)	92	23,456
Carlisle Cos., Inc.	148	28,463
Caterpillar, Inc.	126	30,376
CoStar Group, Inc.(b)	25	21,350
Cummins, Inc.	97	24,956
Deere & Co.	84	30,332
Eaton Corp. PLC	185	26,871
Expeditors International of Washington, Inc.	246	30,920
Fastenal Co.	456	24,186
FedEx Corp.	76	23,926
FTI Consulting, Inc.(b)	211	29,023
Generac Holdings, Inc.(b)	105	34,516
General Dynamics Corp.	143	27,157
Graco, Inc.	326	24,685
GrafTech International Ltd.	2,545	33,798
Hubbell, Inc.	141	26,880
Huntington Ingalls Industries, Inc.	135	29,188
IDEX Corp.	116	25,829
Illinois Tool Works, Inc.	106	24,567
J.B. Hunt Transport Services, Inc.	161	27,618
Jacobs Engineering Group, Inc.	204	28,984
Kansas City Southern	115	34,233
Knight-Swift Transportation Holdings, Inc.	534	25,488
L3Harris Technologies, Inc.	115	25,077
Landstar System, Inc.	167	28,473
Leidos Holdings, Inc.	215	22,091
Lennox International, Inc.	78	27,295
Lockheed Martin Corp.	60	22,932
Mercury Systems, Inc.(b)	306	20,028
MSA Safety, Inc.	146	24,537
MSC Industrial Direct Co., Inc., Class A	264	24,922
Nordson Corp.	110	24,386
Northrop Grumman Corp.	73	26,708

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Old Dominion Freight Line, Inc.	106	$28,138
PACCAR, Inc.	250	22,890
Quanta Services, Inc.	322	30,703
Republic Services, Inc.	230	25,111
Rollins, Inc.	589	20,079
Roper Technologies, Inc.	53	23,850
Schneider National, Inc., Class B	1,051	25,739
Science Applications International Corp.	230	20,668
Teledyne Technologies, Inc.(b)	57	23,910
Toro Co. (The)	249	27,661
Trane Technologies PLC	151	28,146
United Parcel Service, Inc., Class B	130	27,898
Valmont Industries, Inc.	133	32,984
Verisk Analytics, Inc.	111	19,184
Waste Management, Inc.	189	26,588
Watsco, Inc.	100	29,140
Xylem, Inc.	229	27,049
		1,498,049
Information Technology-13.54%
Accenture PLC, Class A	88	24,830
Adobe, Inc.(b)	46	23,211
Akamai Technologies, Inc.(b)	210	23,984
Amdocs Ltd.	333	26,007
ANSYS, Inc.(b)	65	21,966
Arista Networks, Inc.(b)	81	27,490
Automatic Data Processing, Inc.	128	25,090
Black Knight, Inc.(b)	243	17,834
Broadridge Financial Solutions, Inc.	149	23,762
Cadence Design Systems, Inc.(b)	187	23,747
CDW Corp.	168	27,790
Ciena Corp.(b)	485	25,642
Cirrus Logic, Inc.(b)	272	21,235
Cisco Systems, Inc.	505	26,714
Citrix Systems, Inc.	173	19,888
Dell Technologies, Inc., Class C(b)	312	30,776
Dolby Laboratories, Inc., Class A	241	23,507
Dropbox, Inc., Class A(b)(c)	1,080	29,538
Entegris, Inc.	233	26,667
EPAM Systems, Inc.(b)	68	32,477
Fiserv, Inc.(b)	188	21,658
Fortinet, Inc.(b)	179	39,119
HP, Inc.	967	28,265
Intel Corp.	436	24,904
International Business Machines Corp.	178	25,586
Intuit, Inc.	62	27,224
IPG Photonics Corp.(b)	106	22,181
Jack Henry & Associates, Inc.	138	21,273
Keysight Technologies, Inc.(b)	182	25,913
KLA Corp.	85	26,936
Lam Research Corp.	46	29,893
Lumentum Holdings, Inc.(b)(c)	249	20,261
Marvell Technology, Inc.	475	22,942
Micron Technology, Inc.(b)	319	26,841
Microsoft Corp.	101	25,218
Monolithic Power Systems, Inc.	68	23,332
Motorola Solutions, Inc.	128	26,280
NortonLifeLock, Inc.	1,189	32,888
NVIDIA Corp.	41	26,641
Oracle Corp.	374	29,449
Paychex, Inc.	235	23,768
ServiceNow, Inc.(b)	42	19,903
Skyworks Solutions, Inc.	153	26,010
	Shares	Value
Information Technology-(continued)
SolarWinds Corp.(b)(c)	956	$15,822
Switch, Inc., Class A	1,386	26,154
Synopsys, Inc.(b)	98	24,925
Texas Instruments, Inc.	135	25,626
Tyler Technologies, Inc.(b)	52	20,964
VeriSign, Inc.(b)	110	24,191
Visa, Inc., Class A	104	23,639
VMware, Inc., Class A(b)(c)	156	24,631
Xilinx, Inc.	150	19,050
Zoom Video Communications, Inc., Class A(b)	54	17,903
		1,321,545
Materials-5.48%
Air Products and Chemicals, Inc.	80	23,973
Amcor PLC	1,890	22,302
AptarGroup, Inc.	173	25,485
Avery Dennison Corp.	147	32,418
Ball Corp.	232	19,061
Corteva, Inc.	568	25,844
Crown Holdings, Inc.	229	23,642
FMC Corp.	186	21,704
Graphic Packaging Holding Co.	1,405	24,841
International Paper Co.	435	27,449
Linde PLC (United Kingdom)	87	26,152
Martin Marietta Materials, Inc.	80	29,092
NewMarket Corp.	58	19,907
Newmont Corp.	367	26,967
Packaging Corp. of America	165	24,527
Reliance Steel & Aluminum Co.	185	31,093
RPM International, Inc.	249	23,289
Sherwin-Williams Co. (The)	93	26,368
Silgan Holdings, Inc.	639	26,921
Sonoco Products Co.	376	25,388
Vulcan Materials Co.	157	28,781
		535,204
Real Estate-9.65%
Alexandria Real Estate Equities, Inc.	131	23,352
American Homes 4 Rent, Class A	768	29,238
American Tower Corp.	95	24,269
Americold Realty Trust	655	24,903
Camden Property Trust	222	27,834
CoreSite Realty Corp.	181	21,946
Corporate Office Properties Trust	845	23,322
Crown Castle International Corp.	130	24,635
CubeSmart	686	30,040
Digital Realty Trust, Inc.	168	25,462
Douglas Emmett, Inc.	692	24,026
Duke Realty Corp.	585	27,179
Equinix, Inc.	32	23,575
Equity Commonwealth	826	22,666
Equity LifeStyle Properties, Inc.	377	26,714
Equity Residential	366	28,347
Essex Property Trust, Inc.	89	26,281
Extra Space Storage, Inc.	196	29,363
First Industrial Realty Trust, Inc.	534	27,042
Healthcare Trust of America, Inc., Class A	859	23,545
Healthpeak Properties, Inc.	751	25,068
Invitation Homes, Inc.	767	27,819
Iron Mountain, Inc.(c)	806	35,093
JBG SMITH Properties	687	22,128
Kilroy Realty Corp.	359	25,205
Life Storage, Inc.	303	30,130

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Medical Properties Trust, Inc.	1,127	$23,859
Mid-America Apartment Communities, Inc.	176	28,283
Prologis, Inc.	223	26,278
Public Storage	97	27,401
Rayonier, Inc.(c)	783	29,903
Realty Income Corp.	357	24,419
Rexford Industrial Realty, Inc.(c)	466	25,737
Sun Communities, Inc.	155	25,950
UDR, Inc.	561	26,721
WP Carey, Inc.	313	23,616
		941,349
Utilities-7.05%
Alliant Energy Corp.	404	23,089
Ameren Corp.	282	23,744
American Electric Power Co., Inc.	258	22,188
American Water Works Co., Inc.	140	21,703
Atmos Energy Corp.	231	22,908
Avangrid, Inc.	463	24,391
CMS Energy Corp.	351	22,022
Consolidated Edison, Inc.	288	22,245
Dominion Energy, Inc.	270	20,558
DTE Energy Co.	171	23,596
Duke Energy Corp.	231	23,151
Edison International	349	19,499
Entergy Corp.	200	21,052
Essential Utilities, Inc.	458	21,892
Evergy, Inc.	395	24,486
Eversource Energy	246	19,973
Exelon Corp.	533	24,049
FirstEnergy Corp.	810	30,707
Hawaiian Electric Industries, Inc.	610	26,261
IDACORP, Inc.	239	23,410
MDU Resources Group, Inc.	887	29,856
NextEra Energy, Inc.	292	21,380
Pinnacle West Capital Corp.	266	22,498
	Shares	Value
Utilities-(continued)
PPL Corp.	760	$22,124
Public Service Enterprise Group, Inc.	376	23,357
Sempra Energy	165	22,356
Southern Co. (The)	358	22,883
Vistra Corp.	1,174	18,984
WEC Energy Group, Inc.	232	21,787
Xcel Energy, Inc.	316	22,398
		688,547
Total Common Stocks & Other Equity Interests (Cost $7,901,871)		9,747,626
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $3,847)	3,847	3,847
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $7,905,718)		9,751,473
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.84%
Invesco Private Government Fund, 0.01%(d)(e)(f)	149,672	149,672
Invesco Private Prime Fund, 0.09%(d)(e)(f)	224,418	224,508
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $374,180)		374,180
TOTAL INVESTMENTS IN SECURITIES-103.75% (Cost $8,279,898)		10,125,653
OTHER ASSETS LESS LIABILITIES-(3.75)%		(365,546)
NET ASSETS-100.00%		$9,760,107

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$226,897	$(223,050)	$-	$-	$3,847	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	87,386	(87,386)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$41,433	$767,471	$(659,232)	$-	$-	$149,672	$7*
Invesco Private Prime Fund	13,298	933,026	(721,820)	-	4	224,508	60*
Total	$54,731	$2,014,780	$(1,691,488)	$-	$4	$378,027	$68

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Enhanced Value ETF (SPVU)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-5.84%
AT&T, Inc.	174,991	$5,149,985
Discovery, Inc., Class C(b)	10,414	312,941
DISH Network Corp., Class A(b)	8,964	390,113
Fox Corp., Class A	12,492	466,576
Lumen Technologies, Inc.	66,503	920,402
ViacomCBS, Inc., Class B	22,708	963,273
		8,203,290
Consumer Discretionary-9.90%
Best Buy Co., Inc.	8,595	999,083
BorgWarner, Inc.	8,369	429,246
D.R. Horton, Inc.	11,656	1,110,700
Ford Motor Co.(b)	238,098	3,459,564
General Motors Co.(b)	61,815	3,666,248
Hanesbrands, Inc.	12,358	241,475
Lennar Corp., Class A	12,305	1,218,318
LKQ Corp.(b)	9,641	491,305
MGM Resorts International	12,534	537,333
Mohawk Industries, Inc.(b)	2,508	528,385
PulteGroup, Inc.	10,905	630,200
Whirlpool Corp.	2,528	599,364
		13,911,221
Consumer Staples-6.55%
Archer-Daniels-Midland Co.	30,609	2,036,417
JM Smucker Co. (The)	3,812	508,101
Kraft Heinz Co. (The)	25,100	1,094,109
Kroger Co. (The)	49,971	1,847,928
Molson Coors Beverage Co., Class B(b)(c)	9,600	559,872
Tyson Foods, Inc., Class A	14,411	1,145,675
Walgreens Boots Alliance, Inc.	38,358	2,019,932
		9,212,034
Energy-8.92%
Exxon Mobil Corp.	128,463	7,498,385
HollyFrontier Corp.	8,302	269,566
Marathon Petroleum Corp.	20,225	1,249,905
Phillips 66	19,431	1,636,479
Valero Energy Corp.	23,501	1,889,481
		12,543,816
Financials-42.80%
Aflac, Inc.	20,311	1,151,227
Allstate Corp. (The)	10,246	1,399,706
American International Group, Inc.	22,595	1,193,920
Assurant, Inc.	1,675	269,926
Bank of America Corp.	188,024	7,970,337
Bank of New York Mellon Corp. (The)	24,424	1,272,002
Berkshire Hathaway, Inc., Class B(b)	24,195	7,003,001
Capital One Financial Corp.	11,682	1,878,232
Chubb Ltd.	9,830	1,671,002
Cincinnati Financial Corp.	3,367	409,798
Citigroup, Inc.	66,033	5,197,457
Citizens Financial Group, Inc.	12,262	611,874
Comerica, Inc.	3,499	274,637
Everest Re Group Ltd.	1,227	318,971
Fifth Third Bancorp	18,404	775,545
Franklin Resources, Inc.	6,256	214,018
Globe Life, Inc.	2,301	242,571
Goldman Sachs Group, Inc. (The)	8,669	3,225,041
Hartford Financial Services Group, Inc. (The)	12,301	803,870
Huntington Bancshares, Inc.	21,270	337,342
Invesco Ltd.(d)	11,618	331,462
	Shares	Value
Financials-(continued)
KeyCorp	24,584	$566,415
Lincoln National Corp.	7,329	511,491
Loews Corp.	6,420	374,800
M&T Bank Corp.	3,055	490,908
MetLife, Inc.	32,686	2,136,357
Morgan Stanley	34,637	3,150,235
People’s United Financial, Inc.	12,917	244,260
PNC Financial Services Group, Inc. (The)	10,149	1,975,807
Principal Financial Group, Inc.	8,846	578,440
Progressive Corp. (The)	11,856	1,174,693
Prudential Financial, Inc.	15,231	1,629,260
Regions Financial Corp.	23,471	549,456
State Street Corp.	8,965	779,776
Synchrony Financial	10,257	486,284
Travelers Cos., Inc. (The)	6,844	1,092,987
Truist Financial Corp.	31,959	1,974,427
Unum Group	10,019	310,288
Wells Fargo & Co.	114,808	5,363,830
Zions Bancorporation N.A.	3,916	226,658
		60,168,311
Health Care-17.26%
Anthem, Inc.	9,962	3,967,068
Cardinal Health, Inc.	14,589	818,005
Centene Corp.(b)	36,533	2,688,829
Cigna Corp.	18,517	4,793,125
CVS Health Corp.	74,802	6,465,885
Humana, Inc.	4,891	2,140,791
McKesson Corp.	8,936	1,719,197
Perrigo Co. PLC	4,795	221,241
Universal Health Services, Inc., Class B	2,865	457,340
Viatris, Inc.	65,689	1,001,100
		24,272,581
Industrials-1.20%
Howmet Aerospace, Inc.(b)	12,164	431,579
Huntington Ingalls Industries, Inc.	1,436	310,477
Quanta Services, Inc.	4,427	422,114
Textron, Inc.	7,697	527,014
		1,691,184
Information Technology-2.61%
DXC Technology Co.(b)	7,096	269,080
Hewlett Packard Enterprise Co.	64,841	1,034,863
HP, Inc.	45,845	1,340,049
Juniper Networks, Inc.	10,728	282,468
Western Digital Corp.(b)	9,943	748,012
		3,674,472
Materials-1.76%
International Paper Co.	11,834	746,725
Nucor Corp.	11,022	1,130,196
Westrock Co.	10,296	600,463
		2,477,384
Real Estate-0.88%
CBRE Group, Inc., Class A(b)	10,223	897,375
Kimco Realty Corp.	15,613	332,713
		1,230,088
Utilities-2.07%
Consolidated Edison, Inc.	11,363	877,678
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Enhanced Value ETF (SPVU)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	39,060	$1,762,388
NRG Energy, Inc.	8,488	272,889
		2,912,955
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $114,163,384)		140,297,336
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.21%
Invesco Private Government Fund, 0.01%(d)(e)(f)	116,797	116,797
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	177,000	$177,071
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $293,868)		293,868
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $114,457,252)		140,591,204
OTHER ASSETS LESS LIABILITIES-0.00%		5,437
NET ASSETS-100.00%		$140,596,641

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Ltd.	$132,722	$101,834	$(110,463)	$211,742	$(4,373)	$331,462	$5,409
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,316,649	(2,316,649)	-	-	-	15
Invesco Premier U.S. Government Money Portfolio, Institutional Class	38,540	570,487	(609,027)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,392,393	(1,275,596)	-	-	116,797	6*
Invesco Private Prime Fund	-	1,768,341	(1,591,273)	-	3	177,071	69*
Total	$171,262	$6,149,704	$(5,903,008)	$211,742	$(4,370)	$625,330	$5,500

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-5.33%
Alphabet, Inc., Class C(b)	196	$472,666
AT&T, Inc.	17,581	517,409
Charter Communications, Inc., Class A(b)	702	487,560
Comcast Corp., Class A	8,490	486,816
Verizon Communications, Inc.	12,841	725,388
		2,689,839
Consumer Discretionary-9.50%
AutoZone, Inc.(b)	354	497,936
Garmin Ltd.	3,711	527,853
Home Depot, Inc. (The)	1,774	565,746
Lowe’s Cos., Inc.	2,255	439,342
McDonald’s Corp.	2,871	671,498
O’Reilly Automotive, Inc.(b)	980	524,418
Starbucks Corp.	4,065	462,922
Target Corp.	2,313	524,866
Yum! Brands, Inc.	4,846	581,375
		4,795,956
Consumer Staples-9.86%
Altria Group, Inc.	9,808	482,750
Archer-Daniels-Midland Co.	6,844	455,331
Campbell Soup Co.	9,879	480,811
Coca-Cola Co. (The)	10,391	574,518
Conagra Brands, Inc.	14,121	538,010
Estee Lauder Cos., Inc. (The), Class A	1,531	469,282
Kraft Heinz Co. (The)	10,602	462,141
Kroger Co. (The)	12,172	450,121
Monster Beverage Corp.(b)	5,650	532,626
Philip Morris International, Inc.	5,522	532,486
		4,978,076
Financials-13.45%
Allstate Corp. (The)	3,796	518,572
Aon PLC, Class A(c)	2,004	507,753
Arthur J. Gallagher & Co.	3,846	563,862
Berkshire Hathaway, Inc., Class B(b)	2,042	591,037
BlackRock, Inc.	553	485,003
CME Group, Inc., Class A	2,083	455,677
Intercontinental Exchange, Inc.	5,117	577,607
Marsh & McLennan Cos., Inc.	4,624	639,730
Moody’s Corp.	1,510	506,379
Nasdaq, Inc.	3,347	560,489
Progressive Corp. (The)	4,692	464,883
T. Rowe Price Group, Inc.	2,395	458,283
Willis Towers Watson PLC	1,775	463,914
		6,793,189
Health Care-19.85%
Abbott Laboratories	4,119	480,481
AbbVie, Inc.	4,405	498,646
Agilent Technologies, Inc.	4,183	577,798
AmerisourceBergen Corp.	3,731	428,095
Amgen, Inc.	1,870	444,948
Becton, Dickinson and Co.	2,106	509,420
Bristol-Myers Squibb Co.	8,506	559,014
Cooper Cos., Inc. (The)	1,172	461,124
CVS Health Corp.	5,591	483,286
Danaher Corp.	2,033	520,733
Humana, Inc.	1,037	453,895
IQVIA Holdings, Inc.(b)	1,998	479,840
Johnson & Johnson	4,297	727,267
Laboratory Corp. of America Holdings(b)	1,665	457,009
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	7,751	$588,223
Mettler-Toledo International, Inc.(b)	357	464,439
Pfizer, Inc.	12,176	471,577
Quest Diagnostics, Inc.	3,508	461,898
Thermo Fisher Scientific, Inc.	989	464,336
UnitedHealth Group, Inc.	1,183	487,301
		10,019,330
Industrials-24.61%
3M Co.	2,449	497,245
AMETEK, Inc.	3,753	507,030
Copart, Inc.(b)	3,917	505,332
CSX Corp.	4,548	455,346
Dover Corp.	3,259	490,479
Expeditors International of Washington, Inc.	4,915	617,766
Fastenal Co.	9,511	504,463
General Dynamics Corp.	2,403	456,354
IDEX Corp.	2,267	504,770
Illinois Tool Works, Inc.	2,246	520,533
J.B. Hunt Transport Services, Inc.	2,527	433,482
Johnson Controls International PLC	6,964	463,384
L3Harris Technologies, Inc.	2,186	476,679
Lockheed Martin Corp.	1,347	514,823
Masco Corp.	7,487	451,541
Norfolk Southern Corp.	1,569	440,732
Northrop Grumman Corp.	1,359	497,217
Old Dominion Freight Line, Inc.	1,783	473,297
PACCAR, Inc.	4,923	450,750
Republic Services, Inc.	5,748	627,567
Rockwell Automation, Inc.	1,762	464,675
Roper Technologies, Inc.	1,163	523,362
Union Pacific Corp.	2,064	463,843
W.W. Grainger, Inc.	1,060	489,890
Waste Management, Inc.	4,223	594,092
		12,424,652
Information Technology-9.80%
Accenture PLC, Class A	1,726	487,008
Amphenol Corp., Class A	7,148	480,774
Automatic Data Processing, Inc.	2,349	460,451
Broadridge Financial Solutions, Inc.	3,496	557,542
Cisco Systems, Inc.	9,047	478,586
Microsoft Corp.	1,873	467,651
Motorola Solutions, Inc.	2,305	473,240
Oracle Corp.	6,741	530,786
Paychex, Inc.	4,992	504,891
Visa, Inc., Class A	2,235	508,016
		4,948,945
Materials-4.65%
Air Products and Chemicals, Inc.	1,504	450,689
Amcor PLC	36,389	429,390
FMC Corp.	3,855	449,840
Linde PLC (United Kingdom)	1,621	487,272
Sherwin-Williams Co. (The)	1,877	532,186
		2,349,377
Utilities-2.87%
DTE Energy Co.	3,579	493,866
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	10,770	$485,943
Public Service Enterprise Group, Inc.	7,542	468,509
		1,448,318
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $43,052,090)		50,447,682
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.02%
Invesco Private Government Fund, 0.01%(d)(e)(f)	205,439	205,439
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	308,035	$308,158
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $513,597)		513,597
TOTAL INVESTMENTS IN SECURITIES-100.94% (Cost $43,565,687)		50,961,279
OTHER ASSETS LESS LIABILITIES-(0.94)%		(476,645)
NET ASSETS-100.00%		$50,484,634

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$519,174	$(519,174)	$-	$-	$-	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	33,630	(33,630)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,621	1,874,877	(1,695,059)	-	-	205,439	13*
Invesco Private Prime Fund	8,637	1,916,636	(1,617,142)	-	27	308,158	102*
Total	$34,258	$4,344,317	$(3,865,005)	$-	$27	$513,597	$117

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-1.84%
DISH Network Corp., Class A(b)(c)	381,645	$16,609,190
Live Nation Entertainment, Inc.(b)(c)	247,236	22,278,436
		38,887,626
Consumer Discretionary-19.07%
Aptiv PLC(b)	132,794	19,974,873
Booking Holdings, Inc.(b)	8,042	18,991,585
Caesars Entertainment, Inc.(b)(c)	288,206	30,967,735
Carnival Corp.(b)(c)	1,012,623	29,933,136
Expedia Group, Inc.(b)	125,827	22,265,088
Gap, Inc. (The)	604,317	20,214,404
L Brands, Inc.(b)	311,686	21,777,501
Leggett & Platt, Inc.	311,236	17,127,317
Marriott International, Inc., Class A(b)	147,107	21,121,623
MGM Resorts International	626,807	26,871,216
Mohawk Industries, Inc.(b)	84,598	17,823,106
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,031,593	32,907,817
Penn National Gaming, Inc.(b)	313,436	25,692,349
PVH Corp.(b)	191,357	21,971,611
Royal Caribbean Cruises Ltd.(b)	318,987	29,751,917
Tesla, Inc.(b)	39,596	24,756,211
Wynn Resorts Ltd.(b)(c)	160,931	21,221,971
		403,369,460
Energy-18.16%
APA Corp.	1,180,885	24,562,408
Baker Hughes Co., Class A	700,578	17,094,103
ConocoPhillips	320,853	17,884,346
Devon Energy Corp.	926,242	24,600,987
Diamondback Energy, Inc.	307,996	24,661,240
EOG Resources, Inc.	231,580	18,605,137
Halliburton Co.	1,097,462	24,638,022
Hess Corp.	245,796	20,602,621
HollyFrontier Corp.(c)	579,671	18,821,917
Marathon Oil Corp.	1,960,087	23,736,654
Marathon Petroleum Corp.	356,007	22,001,233
NOV, Inc.(b)(c)	1,334,448	21,511,302
Occidental Petroleum Corp.	1,116,736	28,990,466
ONEOK, Inc.	373,654	19,706,512
Phillips 66	223,957	18,861,658
Pioneer Natural Resources Co.	111,124	16,911,962
Schlumberger Ltd.	648,587	20,320,231
Valero Energy Corp.	254,815	20,487,126
		383,997,925
Financials-19.97%
American International Group, Inc.	361,228	19,087,288
Ameriprise Financial, Inc.	68,258	17,736,159
Capital One Financial Corp.	113,178	18,196,759
Citigroup, Inc.	231,542	18,224,671
Citizens Financial Group, Inc.	398,041	19,862,246
Comerica, Inc.	246,362	19,336,953
Discover Financial Services	177,863	20,856,215
Fifth Third Bancorp	468,285	19,733,530
Franklin Resources, Inc.	509,087	17,415,866
Huntington Bancshares, Inc.	1,153,745	18,298,396
Invesco Ltd.(d)	743,424	21,209,887
KeyCorp	821,803	18,934,341
Lincoln National Corp.	350,908	24,489,869
Principal Financial Group, Inc.	280,595	18,348,107
Prudential Financial, Inc.	165,336	17,685,992
Regions Financial Corp.	872,456	20,424,195
	Shares	Value
Financials-(continued)
State Street Corp.	197,416	$17,171,244
SVB Financial Group(b)	30,841	17,976,911
Synchrony Financial	443,708	21,036,196
Truist Financial Corp.	294,980	18,223,864
Unum Group	668,288	20,696,879
Zions Bancorporation N.A.	300,718	17,405,558
		422,351,126
Health Care-1.01%
Align Technology, Inc.(b)	36,263	21,400,609
Industrials-9.79%
Alaska Air Group, Inc.(b)	317,995	22,005,254
American Airlines Group, Inc.(b)(c)	977,866	23,703,472
Boeing Co. (The)(b)(c)	108,438	26,786,355
Delta Air Lines, Inc.(b)	474,051	22,602,751
Howmet Aerospace, Inc.(b)	693,282	24,597,645
Southwest Airlines Co.(b)	304,617	18,721,761
Textron, Inc.	288,203	19,733,259
United Airlines Holdings, Inc.(b)(c)	500,385	29,197,465
United Rentals, Inc.(b)	58,729	19,613,137
		206,961,099
Information Technology-19.28%
Applied Materials, Inc.	167,003	23,068,124
CDW Corp.	103,057	17,047,689
DXC Technology Co.(b)	657,121	24,918,028
Enphase Energy, Inc.(b)	169,734	24,280,449
KLA Corp.	68,143	21,593,835
Lam Research Corp.	36,145	23,488,828
Microchip Technology, Inc.	145,574	22,847,839
Micron Technology, Inc.(b)	231,279	19,459,815
Monolithic Power Systems, Inc.	63,691	21,853,656
NVIDIA Corp.	31,941	20,754,623
NXP Semiconductors N.V. (China)	115,639	24,448,397
Paycom Software, Inc.(b)	63,561	20,949,706
PTC, Inc.(b)	152,527	20,459,972
Qorvo, Inc.(b)	118,798	21,706,771
QUALCOMM, Inc.	136,268	18,333,497
Skyworks Solutions, Inc.	121,124	20,591,080
Teradyne, Inc.	177,343	23,471,346
Trimble, Inc.(b)	243,338	18,929,263
Western Digital Corp.(b)	260,607	19,605,465
		407,808,383
Materials-4.48%
Albemarle Corp.	118,046	19,723,126
Dow, Inc.	247,769	16,952,355
Freeport-McMoRan, Inc.	501,936	21,442,706
LyondellBasell Industries N.V., Class A	163,678	18,433,416
Mosaic Co. (The)	504,391	18,228,691
		94,780,294
Real Estate-6.41%
CBRE Group, Inc., Class A(b)	216,687	19,020,785
Host Hotels & Resorts, Inc.(b)	1,087,857	18,678,505
Kimco Realty Corp.	917,074	19,542,847
Simon Property Group, Inc.	177,378	22,791,299
Ventas, Inc.	331,762	18,396,203
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	232,395	$17,376,174
Weyerhaeuser Co.	523,206	19,860,900
		135,666,713
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,913,728,825)		2,115,223,235
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.66%
Invesco Private Government Fund, 0.01%(d)(e)(f)	56,364,676	56,364,676
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	84,513,209	$84,547,015
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $140,911,691)		140,911,691
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $2,054,640,516)		2,256,134,926
OTHER ASSETS LESS LIABILITIES-(6.67)%		(141,100,558)
NET ASSETS-100.00%		$2,115,034,368

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Invesco Ltd.	$1,367,983	$33,652,106	$(21,455,764)	$4,815,398	$2,830,164	$21,209,887	$277,932
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	11,472,991	(11,472,991)	-	-	-	83
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	587,747	(587,747)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,842,878	182,374,195	(128,852,397)	-	-	56,364,676	1,239*
Invesco Private Prime Fund	947,650	226,268,247	(142,669,731)	-	849	84,547,015	13,812*
Total	$5,158,511	$454,355,286	$(305,038,630)	$4,815,398	$2,831,013	$162,121,578	$293,067

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.57%
Communication Services-11.64%
AT&T, Inc.	2,777,740	$81,748,888
Interpublic Group of Cos., Inc. (The)(b)	2,090,924	70,443,230
Lumen Technologies, Inc.	7,194,299	99,569,098
Omnicom Group, Inc.	789,558	64,933,250
Verizon Communications, Inc.	867,839	49,024,225
		365,718,691
Consumer Discretionary-5.37%
Genuine Parts Co.	366,884	48,105,830
Hanesbrands, Inc.(b)	3,130,280	61,165,672
Newell Brands, Inc.	2,070,822	59,411,883
		168,683,385
Consumer Staples-15.36%
Altria Group, Inc.	1,921,128	94,557,920
General Mills, Inc.(b)	712,992	44,818,677
JM Smucker Co. (The)(b)	319,476	42,582,956
Kellogg Co.	744,777	48,775,446
Kimberly-Clark Corp.	284,550	37,170,766
Kraft Heinz Co. (The)	1,662,334	72,461,139
Philip Morris International, Inc.	841,002	81,097,823
Walgreens Boots Alliance, Inc.(b)	1,158,604	61,012,087
		482,476,814
Energy-8.82%
Chevron Corp.(b)	789,390	81,930,788
Exxon Mobil Corp.	1,694,291	98,895,766
Kinder Morgan, Inc.(b)	5,245,440	96,201,369
		277,027,923
Financials-4.95%
Franklin Resources, Inc.(b)	1,952,821	66,806,006
People’s United Financial, Inc.	4,683,969	88,573,854
		155,379,860
Health Care-6.47%
AbbVie, Inc.	470,917	53,307,805
Cardinal Health, Inc.	774,491	43,425,710
Gilead Sciences, Inc.	826,564	54,644,146
Pfizer, Inc.	1,338,896	51,855,442
		203,233,103
Industrials-1.52%
3M Co.(b)	235,851	47,887,187
Information Technology-12.63%
Broadcom, Inc.	77,699	36,699,569
Cisco Systems, Inc.	845,878	44,746,946
Hewlett Packard Enterprise Co.	3,954,222	63,109,383
International Business Machines Corp.	516,722	74,273,621
Juniper Networks, Inc.	1,682,040	44,288,113
	Shares	Value
Information Technology-(continued)
Seagate Technology Holdings PLC (Ireland)	832,515	$79,713,311
Western Union Co. (The)	2,203,721	53,925,053
		396,755,996
Materials-7.17%
Amcor PLC	4,199,138	49,549,828
CF Industries Holdings, Inc.	846,489	45,007,820
Dow, Inc.	1,039,806	71,143,527
International Paper Co.	946,413	59,718,660
		225,419,835
Real Estate-7.68%
Healthpeak Properties, Inc.	1,922,484	64,172,516
Iron Mountain, Inc.(b)	2,665,344	116,049,078
Realty Income Corp.	892,273	61,031,473
		241,253,067
Utilities-17.96%
Consolidated Edison, Inc.	729,038	56,310,895
Dominion Energy, Inc.	752,111	57,265,732
Duke Energy Corp.	547,628	54,883,278
Edison International	819,174	45,767,251
Entergy Corp.	472,434	49,728,403
Evergy, Inc.(b)	813,509	50,429,423
FirstEnergy Corp.	1,931,479	73,222,369
Pinnacle West Capital Corp.(b)	610,989	51,677,450
PPL Corp.	2,507,612	72,996,585
Southern Co. (The)	814,796	52,081,760
		564,363,146
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.57% (Cost $2,722,759,461)		3,128,199,007
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.72%
Invesco Private Government Fund, 0.01%(c)(d)(e)	21,617,064	21,617,064
Invesco Private Prime Fund, 0.09%(c)(d)(e)	32,412,630	32,425,596
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,042,659)		54,042,660
TOTAL INVESTMENTS IN SECURITIES-101.29% (Cost $2,776,802,120)		3,182,241,667
OTHER ASSETS LESS LIABILITIES-(1.29)%		(40,523,051)
NET ASSETS-100.00%		$3,141,718,616
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
May 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$71,101,340	$(71,101,340)	$-	$-	$-	$433
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	5,659,871	(5,659,871)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,133,719	160,612,445	(189,129,100)	-	-	21,617,064	3,965*
Invesco Private Prime Fund	16,711,276	179,535,749	(163,824,523)	2	3,092	32,425,596	18,505*
Total	$66,844,995	$416,909,405	$(429,714,834)	$2	$3,092	$54,042,660	$22,910

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.02%
AT&T, Inc.	2,592,380	$76,293,743
Charter Communications, Inc., Class A(b)(c)	103,471	71,863,714
Comcast Corp., Class A	1,251,772	71,776,607
Verizon Communications, Inc.	1,893,419	106,959,239
		326,893,303
Consumer Discretionary-7.96%
AutoZone, Inc.(b)	52,264	73,514,542
Dollar General Corp.	390,593	79,274,755
Domino’s Pizza, Inc.	166,553	71,096,479
Garmin Ltd.	547,140	77,825,194
Home Depot, Inc. (The)	261,516	83,400,067
McDonald’s Corp.	423,375	99,023,179
O’Reilly Automotive, Inc.(b)	144,459	77,302,900
Yum! Brands, Inc.	714,474	85,715,446
		647,152,562
Consumer Staples-23.06%
Altria Group, Inc.	1,446,172	71,180,586
Brown-Forman Corp., Class B	987,039	79,318,454
Campbell Soup Co.(c)	1,456,641	70,894,718
Church & Dwight Co., Inc.	972,828	83,400,544
Coca-Cola Co. (The)	1,532,114	84,710,583
Colgate-Palmolive Co.	1,359,653	113,911,728
Conagra Brands, Inc.	2,082,175	79,330,868
Costco Wholesale Corp.	273,656	103,515,855
General Mills, Inc.	1,363,788	85,727,714
Hershey Co. (The)	579,485	100,279,879
Hormel Foods Corp.(c)	1,896,773	92,069,361
JM Smucker Co. (The)(c)	554,834	73,953,824
Kellogg Co.	1,356,541	88,839,870
Kimberly-Clark Corp.	699,413	91,364,320
McCormick & Co., Inc.	982,403	87,492,811
Mondelez International, Inc., Class A	1,606,469	102,058,976
Monster Beverage Corp.(b)	833,086	78,535,017
PepsiCo, Inc.	728,729	107,808,168
Philip Morris International, Inc.	814,254	78,518,513
Procter & Gamble Co. (The)	811,669	109,453,565
Walmart, Inc.	654,599	92,972,696
		1,875,338,050
Financials-9.84%
Allstate Corp. (The)	559,733	76,465,125
Aon PLC, Class A(c)	295,576	74,890,091
Arthur J. Gallagher & Co.	567,093	83,141,505
Berkshire Hathaway, Inc., Class B(b)(c)	301,052	87,136,491
Intercontinental Exchange, Inc.	754,458	85,163,219
Marsh & McLennan Cos., Inc.	681,848	94,333,671
Moody’s Corp.	222,654	74,667,019
Nasdaq, Inc.	493,495	82,640,673
Progressive Corp. (The)(c)	691,837	68,547,210
S&P Global, Inc.	192,039	72,873,039
		799,858,043
Health Care-14.58%
Abbott Laboratories	607,366	70,849,244
AbbVie, Inc.	649,421	73,514,457
Agilent Technologies, Inc.	616,873	85,208,667
Baxter International, Inc.	1,036,559	85,122,225
Becton, Dickinson and Co.	310,592	75,129,099
Bristol-Myers Squibb Co.	1,254,285	82,431,610
Cerner Corp.	1,013,920	79,339,240
Danaher Corp.	299,792	76,788,723
	Shares	Value
Health Care-(continued)
Gilead Sciences, Inc.	1,094,624	$72,365,593
Johnson & Johnson	633,567	107,231,215
Merck & Co., Inc.	1,142,936	86,737,413
Pfizer, Inc.	1,795,322	69,532,821
STERIS PLC(c)	370,375	70,689,772
UnitedHealth Group, Inc.	174,481	71,872,214
Zoetis, Inc.	447,502	79,064,653
		1,185,876,946
Industrials-12.53%
3M Co.	361,069	73,311,450
AMETEK, Inc.	553,278	74,747,858
Expeditors International of Washington, Inc.	724,702	91,087,794
Fastenal Co.	1,402,386	74,382,553
IDEX Corp.	334,277	74,430,117
Illinois Tool Works, Inc.	331,151	76,747,556
Lockheed Martin Corp.	198,668	75,930,910
Northrop Grumman Corp.	200,355	73,303,884
Republic Services, Inc.	847,443	92,523,827
Roper Technologies, Inc.	171,444	77,151,515
Verisk Analytics, Inc.	436,921	75,513,056
W.W. Grainger, Inc.	156,227	72,201,870
Waste Management, Inc.	622,718	87,603,968
		1,018,936,358
Information Technology-5.64%
Accenture PLC, Class A	254,536	71,819,878
Broadridge Financial Solutions, Inc.	515,391	82,194,557
Oracle Corp.	993,958	78,264,253
Paychex, Inc.	736,054	74,444,501
VeriSign, Inc.(b)	348,887	76,727,229
Visa, Inc., Class A(c)	329,556	74,908,079
		458,358,497
Materials-1.79%
Ball Corp.	818,829	67,274,991
Sherwin-Williams Co. (The)	276,732	78,461,824
		145,736,815
Real Estate-4.77%
Alexandria Real Estate Equities, Inc.(c)	463,008	82,535,806
Crown Castle International Corp.	402,231	76,222,774
Duke Realty Corp.	1,659,217	77,087,222
Mid-America Apartment Communities, Inc.	461,470	74,158,229
Public Storage	274,433	77,521,834
		387,525,865
Utilities-15.76%
Alliant Energy Corp.	1,461,839	83,544,099
Ameren Corp.	998,223	84,050,377
American Electric Power Co., Inc.	963,031	82,820,666
American Water Works Co., Inc.	537,371	83,303,252
Atmos Energy Corp.(c)	768,913	76,253,102
CMS Energy Corp.	1,379,694	86,562,002
Consolidated Edison, Inc.	1,062,376	82,057,922
Dominion Energy, Inc.	1,045,362	79,593,863
DTE Energy Co.	527,722	72,820,359
Duke Energy Corp.	811,082	81,286,638
Entergy Corp.	692,994	72,944,548
Eversource Energy	941,577	76,446,637
Pinnacle West Capital Corp.	848,256	71,745,492
Southern Co. (The)	1,259,596	80,513,376
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	888,909	$83,477,444
Xcel Energy, Inc.	1,184,469	83,955,163
		1,281,374,940
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $7,679,653,298)		8,127,051,379
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.74%
Invesco Private Government Fund, 0.01%(d)(e)(f)	23,864,576	23,864,576
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	35,782,550	$35,796,864
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,661,439)		59,661,440
TOTAL INVESTMENTS IN SECURITIES-100.69% (Cost $7,739,314,737)		8,186,712,819
OTHER ASSETS LESS LIABILITIES-(0.69)%		(55,826,131)
NET ASSETS-100.00%		$8,130,886,688

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$101,802,694	$(101,802,694)	$-	$-	$-	$767
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	11,814,145	(11,814,145)	-	-	-	41
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	125,805,766	(101,941,190)	-	-	23,864,576	684*
Invesco Private Prime Fund	-	164,108,572	(128,311,709)	1	-	35,796,864	9,289*
Total	$-	$403,531,177	$(343,869,738)	$1	$-	$59,661,440	$10,781

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-4.32%
Alphabet, Inc., Class C(b)	131	$315,914
AT&T, Inc.	1,585	46,647
Electronic Arts, Inc.	1,012	144,645
Lumen Technologies, Inc.	2,748	38,032
Verizon Communications, Inc.	9,398	530,893
		1,076,131
Consumer Discretionary-10.83%
Amazon.com, Inc.(b)	182	586,599
Home Depot, Inc. (The)	1,147	365,790
McDonald’s Corp.	2,457	574,668
NIKE, Inc., Class B	3,982	543,383
Starbucks Corp.	1,558	177,425
TJX Cos., Inc. (The)	6,707	452,991
		2,700,856
Consumer Staples-9.66%
Clorox Co. (The)	889	157,113
Coca-Cola Co. (The)	2,784	153,927
Colgate-Palmolive Co.	4,647	389,326
Conagra Brands, Inc.	3,381	128,816
General Mills, Inc.	6,179	388,412
Hershey Co. (The)	298	51,569
Hormel Foods Corp.	3,890	188,821
Kellogg Co.	623	40,800
Kimberly-Clark Corp.	1,663	217,238
McCormick & Co., Inc.	2,288	203,769
Monster Beverage Corp.(b)	626	59,013
Procter & Gamble Co. (The)	3,181	428,958
		2,407,762
Energy-1.10%
APA Corp.	4,153	86,383
Exxon Mobil Corp.	3,233	188,710
		275,093
Financials-10.88%
Aon PLC, Class A(c)	1,829	463,414
Bank of America Corp.	4,685	198,597
Berkshire Hathaway, Inc., Class B(b)	2,154	623,454
Chubb Ltd.	3,092	525,609
JPMorgan Chase & Co.	254	41,717
Marsh & McLennan Cos., Inc.	3,836	530,710
Progressive Corp. (The)	2,624	259,986
Travelers Cos., Inc. (The)	431	68,831
		2,712,318
Health Care-18.09%
Becton, Dickinson and Co.	131	31,688
Bristol-Myers Squibb Co.	317	20,833
Cerner Corp.	2,827	221,213
Cigna Corp.	1,250	323,562
CVS Health Corp.	1,328	114,792
Edwards Lifesciences Corp.(b)	2,731	261,903
Eli Lilly and Co.	1,584	316,388
Humana, Inc.	116	50,773
Incyte Corp.(b)	1,356	113,606
Intuitive Surgical, Inc.(b)	93	78,323
Johnson & Johnson	2,679	453,421
Laboratory Corp. of America Holdings(b)	804	220,682
Medtronic PLC	3,467	438,888
Merck & Co., Inc.	6,080	461,411
Regeneron Pharmaceuticals, Inc.(b)	261	131,134
	Shares	Value
Health Care-(continued)
Stryker Corp.	792	$202,174
UnitedHealth Group, Inc.	1,573	647,950
Vertex Pharmaceuticals, Inc.(b)	2,016	420,598
		4,509,339
Industrials-3.62%
Republic Services, Inc.	2,722	297,188
Rollins, Inc.	3,214	109,565
Waste Management, Inc.	3,535	497,304
		904,057
Information Technology-25.72%
Accenture PLC, Class A	2,112	595,922
Adobe, Inc.(b)	1,240	625,679
Advanced Micro Devices, Inc.(b)	638	51,091
Akamai Technologies, Inc.(b)	723	82,574
Analog Devices, Inc.	649	106,825
Apple, Inc.	3,380	421,182
Applied Materials, Inc.	362	50,003
Automatic Data Processing, Inc.	879	172,302
Cisco Systems, Inc.	2,313	122,358
Citrix Systems, Inc.	1,365	156,920
Cognizant Technology Solutions Corp., Class A	2,166	154,999
Global Payments, Inc.	1,129	218,699
Intel Corp.	6,531	373,051
Intuit, Inc.	1,027	450,945
Micron Technology, Inc.(b)	252	21,203
Microsoft Corp.	2,371	591,991
NVIDIA Corp.	210	136,454
Oracle Corp.	1,152	90,708
QUALCOMM, Inc.	4,300	578,522
salesforce.com, inc.(b)	204	48,572
Texas Instruments, Inc.	3,219	611,031
Tyler Technologies, Inc.(b)	553	222,947
VeriSign, Inc.(b)	1,468	322,843
Visa, Inc., Class A	910	206,843
		6,413,664
Materials-2.69%
Corteva, Inc.	3,475	158,112
Newmont Corp.	6,966	511,862
		669,974
Real Estate-6.02%
American Tower Corp.	2,272	580,405
Crown Castle International Corp.	2,178	412,731
Digital Realty Trust, Inc.	1,341	203,242
Prologis, Inc.	1,337	157,552
Public Storage	520	146,890
		1,500,820
Utilities-6.92%
Ameren Corp.	901	75,864
American Electric Power Co., Inc.	453	38,958
Dominion Energy, Inc.	2,298	174,970
Duke Energy Corp.	721	72,259
Eversource Energy	1,170	94,992
NextEra Energy, Inc.	5,823	426,360
Public Service Enterprise Group, Inc.	5,396	335,200
Sempra Energy	211	28,588
Southern Co. (The)	5,325	340,374
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	349	$32,775
Xcel Energy, Inc.	1,471	104,264
		1,724,604
Total Common Stocks & Other Equity Interests (Cost $22,716,423)		24,894,618
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $12,507)	12,507	12,507
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $22,728,930)		24,907,125
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.88%
Invesco Private Government Fund, 0.01%(d)(e)(f)	187,516	$187,516
Invesco Private Prime Fund, 0.09%(d)(e)(f)	281,162	281,274
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $468,790)		468,790
TOTAL INVESTMENTS IN SECURITIES-101.78% (Cost $23,197,720)		25,375,915
OTHER ASSETS LESS LIABILITIES-(1.78)%		(444,976)
NET ASSETS-100.00%		$24,930,939

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$172,375	$(159,868)	$-	$-	$12,507	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,000	7,702	(10,702)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	198,738	(11,222)	-	-	187,516	1*
Invesco Private Prime Fund	-	298,107	(16,833)	-	-	281,274	20*
Total	$3,000	$676,922	$(198,625)	$-	$-	$481,297	$22

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Momentum ETF (SPMO)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-4.88%
Activision Blizzard, Inc.	7,609	$739,975
Electronic Arts, Inc.	1,962	280,429
Netflix, Inc.(b)	3,527	1,773,411
News Corp., Class A	2,682	72,387
Take-Two Interactive Software, Inc.(b)	1,122	208,198
T-Mobile US, Inc.(b)	5,642	798,061
Twitter, Inc.(b)	5,401	313,258
		4,185,719
Consumer Discretionary-24.26%
Amazon.com, Inc.(b)	2,376	7,658,014
Aptiv PLC(b)	1,704	256,316
Chipotle Mexican Grill, Inc.(b)	273	374,551
Dollar General Corp.	1,656	336,102
Domino’s Pizza, Inc.	241	102,876
eBay, Inc.	7,770	473,038
Etsy, Inc.(b)	1,876	309,033
General Motors Co.(b)	8,349	495,179
L Brands, Inc.(b)	1,466	102,429
Lowe’s Cos., Inc.	5,028	979,605
NIKE, Inc., Class B	9,105	1,242,468
Pool Corp.	362	158,031
Target Corp.	5,833	1,323,624
Tesla, Inc.(b)	10,891	6,809,271
Tractor Supply Co.	1,085	197,145
		20,817,682
Consumer Staples-1.77%
Clorox Co. (The)	978	172,842
Costco Wholesale Corp.	2,456	929,031
Kroger Co. (The)	5,242	193,849
Monster Beverage Corp.(b)	2,388	225,117
		1,520,839
Financials-0.75%
MarketAxess Holdings, Inc.	308	143,694
MSCI, Inc.	497	232,661
SVB Financial Group(b)	457	266,381
		642,736
Health Care-14.67%
Abbott Laboratories	14,165	1,652,347
AbbVie, Inc.	12,489	1,413,755
ABIOMED, Inc.(b)	579	164,772
Agilent Technologies, Inc.	2,702	373,227
Align Technology, Inc.(b)	715	421,957
Bio-Rad Laboratories, Inc., Class A(b)	205	123,486
Catalent, Inc.(b)	1,879	196,976
Danaher Corp.	6,111	1,565,272
DaVita, Inc.(b)	588	70,601
DexCom, Inc.(b)	710	262,267
Eli Lilly and Co.	6,569	1,312,092
Hologic, Inc.(b)	1,953	123,156
IDEXX Laboratories, Inc.(b)	1,025	572,063
Illumina, Inc.(b)	1,094	443,770
Intuitive Surgical, Inc.(b)	691	581,946
Mettler-Toledo International, Inc.(b)	211	274,500
PerkinElmer, Inc.	1,170	169,732
Regeneron Pharmaceuticals, Inc.(b)	861	432,592
Thermo Fisher Scientific, Inc.	4,376	2,054,532
West Pharmaceutical Services, Inc.	1,084	376,701
		12,585,744
	Shares	Value
Industrials-8.11%
Carrier Global Corp.	12,157	$558,371
Caterpillar, Inc.	3,903	940,935
Cummins, Inc.	1,212	311,823
Deere & Co.	3,761	1,358,097
Fastenal Co.	3,849	204,151
FedEx Corp.	2,125	668,971
Old Dominion Freight Line, Inc.	785	208,378
Otis Worldwide Corp.	2,918	228,567
PACCAR, Inc.	1,970	180,373
Quanta Services, Inc.	1,490	142,072
Rockwell Automation, Inc.	634	167,199
Rollins, Inc.	1,776	60,544
Trane Technologies PLC	1,650	307,560
United Parcel Service, Inc., Class B	6,608	1,418,077
United Rentals, Inc.(b)	594	198,372
		6,953,490
Information Technology-42.83%
Advanced Micro Devices, Inc.(b)	11,249	900,820
Apple, Inc.	60,693	7,562,955
Applied Materials, Inc.	7,525	1,039,428
Autodesk, Inc.(b)	1,385	395,916
Broadcom, Inc.	3,160	1,492,563
Cadence Design Systems, Inc.(b)	3,163	401,669
Enphase Energy, Inc.(b)	1,917	274,227
F5 Networks, Inc.(b)	611	113,298
IPG Photonics Corp.(b)	344	71,985
Keysight Technologies, Inc.(b)	1,568	223,252
KLA Corp.	1,294	410,056
Lam Research Corp.	1,064	691,440
Micron Technology, Inc.(b)	7,213	606,902
Microsoft Corp.	31,666	7,906,367
Monolithic Power Systems, Inc.	485	166,413
NortonLifeLock, Inc.	3,783	104,638
NVIDIA Corp.	8,146	5,293,108
PayPal Holdings, Inc.(b)	14,986	3,896,660
Qorvo, Inc.(b)	885	161,707
QUALCOMM, Inc.	12,504	1,682,288
ServiceNow, Inc.(b)	1,666	789,484
Skyworks Solutions, Inc.	1,141	193,970
Synopsys, Inc.(b)	1,705	433,650
Teradyne, Inc.	1,549	205,010
Texas Instruments, Inc.	6,558	1,244,840
Trimble, Inc.(b)	1,862	144,845
Tyler Technologies, Inc.(b)	272	109,659
Zebra Technologies Corp., Class A(b)	470	233,613
		36,750,763
Materials-2.26%
Albemarle Corp.	1,299	217,037
DuPont de Nemours, Inc.	4,404	372,534
Eastman Chemical Co.	896	112,359
Freeport-McMoRan, Inc.	18,354	784,083
Newmont Corp.	4,773	350,720
Packaging Corp. of America	692	102,866
		1,939,599
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Momentum ETF (SPMO)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-0.43%
Equinix, Inc.	497	$366,150
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $81,859,519)		85,762,722
OTHER ASSETS LESS LIABILITIES-0.04%		36,391
NET ASSETS-100.00%		$85,799,113
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$607,789	$(607,789)	$-	$-	$-	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	453,897	(453,897)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,696,117	(4,696,117)	-	-	-	22*
Invesco Private Prime Fund	-	7,069,895	(7,069,895)	-	-	-	377*
Total	$-	$12,827,698	$(12,827,698)	$-	$-	$-	$403

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.28%
Cable One, Inc.	10,253	$18,614,937
New York Times Co. (The), Class A	395,655	16,941,947
		35,556,884
Consumer Discretionary-5.90%
Gentex Corp.	645,496	22,915,108
Grand Canyon Education, Inc.(b)	177,138	16,108,930
Murphy USA, Inc.	126,829	17,097,818
Service Corp. International	349,517	18,531,391
Wendy’s Co. (The)	746,656	17,337,352
		91,990,599
Consumer Staples-8.14%
Casey’s General Stores, Inc.	92,395	20,404,512
Flowers Foods, Inc.	1,253,912	30,206,740
Hain Celestial Group, Inc. (The)(b)	430,204	17,535,115
Ingredion, Inc.	177,905	16,888,522
Lancaster Colony Corp.	121,839	22,743,686
Post Holdings, Inc.(b)(c)	167,020	19,295,820
		127,074,395
Financials-9.53%
Brown & Brown, Inc.	473,288	24,857,086
FactSet Research Systems, Inc.	54,482	18,216,601
Hanover Insurance Group, Inc. (The)	128,549	17,931,300
Interactive Brokers Group, Inc., Class A	254,223	17,099,039
Kemper Corp.	219,648	16,445,046
Mercury General Corp.	288,946	18,376,965
RenaissanceRe Holdings Ltd. (Bermuda)	115,799	17,846,942
SEI Investments Co.(c)	283,856	18,007,825
		148,780,804
Health Care-7.04%
Chemed Corp.	44,217	21,725,581
Encompass Health Corp.	210,799	18,084,446
Hill-Rom Holdings, Inc.(c)	155,518	17,306,043
ICU Medical, Inc.(b)	93,702	19,495,638
Neogen Corp.(b)	190,419	17,577,578
United Therapeutics Corp.(b)	84,589	15,725,095
		109,914,381
Industrials-19.16%
CACI International, Inc., Class A(b)	80,577	20,543,912
Donaldson Co., Inc.	312,623	19,254,451
FTI Consulting, Inc.(b)(c)	126,563	17,408,741
Graco, Inc.	310,852	23,537,713
Hubbell, Inc.	102,029	19,450,809
Knight-Swift Transportation Holdings, Inc.	417,223	19,914,054
Landstar System, Inc.(c)	127,739	21,779,499
Lennox International, Inc.(c)	57,132	19,992,201
Lincoln Electric Holdings, Inc.	151,442	19,472,412
MSA Safety, Inc.	112,147	18,847,425
Nordson Corp.	100,070	22,184,518
Science Applications International Corp.	188,478	16,936,633
Toro Co. (The)	200,414	22,263,991
Watsco, Inc.	61,431	17,900,993
Werner Enterprises, Inc.(c)	405,206	19,445,836
		298,933,188
Information Technology-6.35%
Arrow Electronics, Inc.(b)	159,637	19,209,120
CDK Global, Inc.	339,246	17,756,136
Genpact Ltd.	443,022	20,263,826
	Shares	Value
Information Technology-(continued)
Maximus, Inc.	241,473	$22,377,303
National Instruments Corp.	477,321	19,474,697
		99,081,082
Materials-12.78%
AptarGroup, Inc.	169,768	25,008,524
Ashland Global Holdings, Inc.	199,617	18,931,676
NewMarket Corp.	55,789	19,148,459
Reliance Steel & Aluminum Co.	102,215	17,179,275
Royal Gold, Inc.	147,713	18,282,438
RPM International, Inc.(c)	233,691	21,857,119
Sensient Technologies Corp.(c)	217,817	18,895,625
Silgan Holdings, Inc.	534,031	22,498,726
Sonoco Products Co.(c)	291,532	19,684,241
Valvoline, Inc.	545,763	18,010,179
		199,496,262
Real Estate-16.46%
Camden Property Trust	166,903	20,926,298
CoreSite Realty Corp.(c)	188,326	22,834,528
Corporate Office Properties Trust	623,920	17,220,192
CyrusOne, Inc.	283,628	20,917,565
EastGroup Properties, Inc.	123,229	19,480,040
First Industrial Realty Trust, Inc.(c)	432,868	21,920,436
Healthcare Realty Trust, Inc.	648,663	19,680,436
Life Storage, Inc.	209,736	20,856,148
Medical Properties Trust, Inc.	848,442	17,961,517
Physicians Realty Trust	1,055,733	19,140,439
PS Business Parks, Inc.	117,692	18,237,552
Rayonier, Inc.	469,004	17,911,263
Rexford Industrial Realty, Inc.(c)	356,631	19,696,730
		256,783,144
Utilities-12.33%
Black Hills Corp.	284,947	18,746,663
Essential Utilities, Inc.(c)	474,422	22,677,372
Hawaiian Electric Industries, Inc.	462,200	19,897,710
IDACORP, Inc.	214,356	20,996,170
National Fuel Gas Co.(c)	378,600	19,645,554
NorthWestern Corp.	282,030	17,866,600
OGE Energy Corp.(c)	565,070	19,494,915
ONE Gas, Inc.	250,071	18,585,277
Southwest Gas Holdings, Inc.	250,579	16,540,720
Spire, Inc.	250,093	17,921,664
		192,372,645
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,366,609,567)		1,559,983,384
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.48%
Invesco Private Government Fund, 0.01%(d)(e)(f)	21,698,563	21,698,563
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	32,640,424	$32,653,480
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,352,043)		54,352,043
TOTAL INVESTMENTS IN SECURITIES-103.45% (Cost $1,420,961,610)		1,614,335,427
OTHER ASSETS LESS LIABILITIES-(3.45)%		(53,830,126)
NET ASSETS-100.00%		$1,560,505,301
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,201,358	$(23,201,358)	$-	$-	$-	$147
Invesco Premier U.S. Government Money Portfolio, Institutional Class	485,395	7,346,062	(7,831,457)	-	-	-	9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,769,050	115,287,223	(122,357,710)	-	-	21,698,563	3,163*
Invesco Private Prime Fund	9,589,952	160,993,427	(137,933,760)	1	3,860	32,653,480	20,195*
Total	$38,844,397	$306,828,070	$(291,324,285)	$1	$3,860	$54,352,043	$23,514

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-5.30%
Cogent Communications Holdings, Inc.	7,115	$537,894
Scholastic Corp.	8,412	283,316
Spok Holdings, Inc.	34,047	397,329
		1,218,539
Consumer Discretionary-9.49%
Buckle, Inc. (The)	8,549	360,084
Ethan Allen Interiors, Inc.	16,834	485,997
Haverty Furniture Cos., Inc., (Acquired 07/31/2020 - 05/20/2021; Cost $117,827)(b)	7,769	356,908
M.D.C. Holdings, Inc.	5,194	300,992
PetMed Express, Inc.(c)	10,514	303,855
Rent-A-Center, Inc.	6,030	372,714
		2,180,550
Consumer Staples-15.64%
Andersons, Inc. (The)	10,604	329,572
B&G Foods, Inc.(c)	20,281	620,599
Calavo Growers, Inc.	2,097	149,306
Fresh Del Monte Produce, Inc.	4,862	162,731
J&J Snack Foods Corp.	906	159,076
Medifast, Inc.	977	324,608
SpartanNash Co.	22,908	480,381
Universal Corp.	12,116	678,981
Vector Group Ltd.	50,120	689,150
		3,594,404
Financials-5.66%
KKR Real Estate Finance Trust, Inc.	34,067	728,353
Northwest Bancshares, Inc.	40,351	571,370
		1,299,723
Health Care-2.18%
Luminex Corp.	5,251	193,709
Phibro Animal Health Corp., Class A	10,904	307,384
		501,093
Industrials-11.59%
Deluxe Corp.	11,335	516,423
Greenbrier Cos., Inc. (The)(c)	7,551	335,340
Hillenbrand, Inc.	4,538	206,933
ManTech International Corp., Class A	1,333	115,984
Matthews International Corp., Class A	8,522	332,954
Park Aerospace Corp.	19,569	301,754
Powell Industries, Inc.	10,773	370,160
Resources Connection, Inc.	33,095	482,525
		2,662,073
Information Technology-6.36%
ADTRAN, Inc.	13,050	258,520
Benchmark Electronics, Inc.	8,198	253,728
Comtech Telecommunications Corp.	7,596	192,103
CSG Systems International, Inc.	4,271	188,095
Kulicke & Soffa Industries, Inc. (Singapore)	3,884	201,580
Progress Software Corp.	3,312	147,616
Xperi Holding Corp.	10,274	220,069
		1,461,711
	Shares	Value
Materials-12.10%
Glatfelter Corp.	16,705	$246,566
Haynes International, Inc.	14,497	504,496
Kaiser Aluminum Corp.	2,550	329,944
Mercer International, Inc. (Germany)	25,343	376,090
Neenah, Inc.	5,884	311,440
Schweitzer-Mauduit International, Inc., Class A	9,923	405,950
Tredegar Corp.	17,196	262,067
Trinseo S.A.	5,285	343,208
		2,779,761
Real Estate-22.69%
Brandywine Realty Trust	52,615	739,767
Franklin Street Properties Corp.	130,784	672,230
GEO Group, Inc. (The)(c)	72,902	378,361
Global Net Lease, Inc.	35,913	701,740
Industrial Logistics Properties Trust	23,902	598,984
LTC Properties, Inc.	13,703	536,884
Office Properties Income Trust	24,795	724,758
Saul Centers, Inc.	19,329	859,174
		5,211,898
Utilities-8.82%
American States Water Co.	1,874	148,739
Avista Corp.	9,787	443,645
California Water Service Group	2,714	154,264
Chesapeake Utilities Corp.	1,449	165,997
Northwest Natural Holding Co.	9,016	476,766
South Jersey Industries, Inc.	23,873	636,454
		2,025,865
Total Common Stocks & Other Equity Interests (Cost $19,256,170)		22,935,617
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $7,195)	7,195	7,195
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $19,263,365)		22,942,812
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.65%
Invesco Private Government Fund, 0.01%(d)(e)(f)	519,169	519,169
Invesco Private Prime Fund, 0.09%(d)(e)(f)	778,441	778,753
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,297,922)		1,297,922
TOTAL INVESTMENTS IN SECURITIES-105.51% (Cost $20,561,287)		24,240,734
OTHER ASSETS LESS LIABILITIES-(5.51)%		(1,266,937)
NET ASSETS-100.00%		$22,973,797
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
May 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Restricted security. The value of this security at May 31, 2021 represented 1.55% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$587,589	$(580,394)	$-	$-	$7,195	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	64,526	(64,526)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	553,367	5,905,562	(5,939,760)	-	-	519,169	77*
Invesco Private Prime Fund	184,465	6,358,425	(5,764,209)	-	72	778,753	491*
Total	$737,832	$12,916,102	$(12,348,889)	$-	$72	$1,305,117	$570

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.26%
Cogent Communications Holdings, Inc.	120,238	$9,089,993
Shenandoah Telecommunications Co.	167,994	8,381,221
Spok Holdings, Inc.	834,687	9,740,797
		27,212,011
Consumer Discretionary-2.96%
Dorman Products, Inc.(b)	92,949	9,516,118
Gentherm, Inc.(b)	120,819	8,763,002
La-Z-Boy, Inc.	209,317	8,630,140
Standard Motor Products, Inc.	192,685	8,674,679
		35,583,939
Consumer Staples-10.30%
Calavo Growers, Inc.	125,380	8,927,056
Cal-Maine Foods, Inc.	346,362	12,091,497
Central Garden & Pet Co., Class A(b)	212,221	10,706,550
Coca-Cola Consolidated, Inc.	31,247	12,652,535
Edgewell Personal Care Co.	195,566	8,874,785
Fresh Del Monte Produce, Inc.	251,944	8,432,566
J&J Snack Foods Corp.(c)	57,649	10,122,011
John B. Sanfilippo & Son, Inc.	131,774	12,295,832
PriceSmart, Inc.	123,062	10,866,375
Universal Corp.	179,980	10,086,079
USANA Health Sciences, Inc.(b)	91,682	9,694,455
WD-40 Co.(c)	37,685	9,225,288
		123,975,029
Financials-11.53%
AMERISAFE, Inc.	187,913	12,313,939
ARMOUR Residential REIT, Inc.	770,410	9,237,216
Capitol Federal Financial, Inc.	739,731	9,572,119
Capstead Mortgage Corp., (Acquired 05/21/2021 - 05/28/2021; Cost $9,471,776)(d)	1,448,554	9,343,173
City Holding Co.	112,929	9,059,164
Community Bank System, Inc.	108,374	8,791,299
Employers Holdings, Inc.	248,597	10,490,793
Horace Mann Educators Corp.	258,208	10,294,753
James River Group Holdings Ltd.	259,105	9,047,947
KKR Real Estate Finance Trust, Inc.	525,716	11,239,808
Safety Insurance Group, Inc.	135,303	11,515,638
SiriusPoint Ltd. (Bermuda)(b)	816,859	8,593,357
Southside Bancshares, Inc.	205,176	8,789,740
Westamerica Bancorporation	166,919	10,470,829
		138,759,775
Health Care-9.85%
Amphastar Pharmaceuticals, Inc.(b)(c)	571,899	10,820,329
CorVel Corp.(b)	81,504	10,155,398
Eagle Pharmaceuticals, Inc.(b)(c)	223,543	8,856,774
Enanta Pharmaceuticals, Inc.(b)	175,073	8,519,052
HealthStream, Inc.(b)	433,237	11,342,145
Innoviva, Inc.(b)(c)	673,640	9,060,458
Merit Medical Systems, Inc.(b)	144,145	8,697,709
Mesa Laboratories, Inc.	45,140	11,107,148
Omnicell, Inc.(b)	72,888	10,131,432
Orthofix Medical, Inc.(b)	211,658	8,614,481
Phibro Animal Health Corp., Class A	315,278	8,887,687
Prestige Consumer Healthcare, Inc.(b)(c)	247,176	12,326,667
		118,519,280
Industrials-20.70%
AAON, Inc.	170,364	11,286,615
	Shares	Value
Industrials-(continued)
Alamo Group, Inc.	59,557	$9,182,498
Applied Industrial Technologies, Inc.	84,870	8,313,865
AZZ, Inc.	160,842	8,603,439
Brady Corp., Class A	177,816	10,176,410
Encore Wire Corp.	131,675	10,823,685
ESCO Technologies, Inc.	100,073	9,470,909
Exponent, Inc.	127,723	11,652,169
Federal Signal Corp.	231,992	9,855,020
Forward Air Corp.	103,517	10,029,762
Franklin Electric Co., Inc.	117,779	9,880,480
Heartland Express, Inc.	751,197	13,634,226
Hub Group, Inc., Class A(b)	131,687	9,193,069
Lindsay Corp.	60,936	10,031,894
ManTech International Corp., Class A	133,451	11,611,571
Marten Transport Ltd.	525,706	8,968,544
Mueller Industries, Inc.	186,662	8,666,717
National Presto Industries, Inc.	89,678	9,095,143
Park Aerospace Corp.(e)	649,714	10,018,590
Resources Connection, Inc.	592,557	8,639,481
Saia, Inc.(b)(c)	39,386	9,065,082
Tennant Co.	111,562	9,230,640
UFP Industries, Inc.	111,117	8,836,024
UniFirst Corp.	47,263	10,477,262
Watts Water Technologies, Inc., Class A	91,852	12,482,687
		249,225,782
Information Technology-19.44%
Badger Meter, Inc.	103,779	9,918,159
Benchmark Electronics, Inc.	284,479	8,804,625
Bottomline Technologies (DE), Inc.(b)	227,926	8,519,874
CSG Systems International, Inc.	277,524	12,222,157
DSP Group, Inc.(b)	712,749	11,204,414
ePlus, Inc.(b)	96,153	9,093,189
EVERTEC, Inc.	239,532	10,426,828
ExlService Holdings, Inc.(b)	102,781	10,481,606
Fabrinet (Thailand)(b)	123,309	11,059,584
Insight Enterprises, Inc.(b)(c)	93,286	9,746,521
InterDigital, Inc.	146,160	11,806,805
Knowles Corp.(b)	515,188	10,581,962
OSI Systems, Inc.(b)	122,952	11,847,655
Perficient, Inc.(b)	134,604	9,636,300
Plexus Corp.(b)(c)	98,656	9,748,199
Progress Software Corp.	240,416	10,715,341
Rambus, Inc.(b)(c)	476,844	9,327,069
Sanmina Corp.(b)(c)	209,983	8,842,384
SPS Commerce, Inc.(b)	104,818	9,838,218
Sykes Enterprises, Inc.(b)	218,220	9,147,782
TTEC Holdings, Inc.(c)	80,882	8,768,418
TTM Technologies, Inc.(b)	729,367	11,049,910
Viavi Solutions, Inc.(b)	644,118	11,291,389
		234,078,389
Materials-4.82%
Balchem Corp.	83,694	10,963,914
H.B. Fuller Co.(c)	133,808	9,248,809
Innospec, Inc.	85,614	8,656,431
Materion Corp.	110,254	8,693,528
Quaker Chemical Corp.	37,127	9,005,154
Stepan Co.	84,803	11,419,572
		57,987,408
Real Estate-12.69%
Agree Realty Corp.	174,392	12,256,270
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
CareTrust REIT, Inc.	386,016	$8,986,452
Centerspace	154,792	11,019,642
Community Healthcare Trust, Inc.	189,031	8,937,386
Easterly Government Properties, Inc.	635,616	13,176,320
Getty Realty Corp.	324,029	10,087,023
Global Net Lease, Inc.	477,757	9,335,372
Independence Realty Trust, Inc.	639,384	10,920,679
Industrial Logistics Properties Trust	413,757	10,368,750
iStar, Inc.	493,447	8,294,844
Lexington Realty Trust(c)	934,009	11,563,031
LTC Properties, Inc.	246,889	9,673,111
Marcus & Millichap, Inc.(b)	250,632	9,849,838
NexPoint Residential Trust, Inc.	187,328	9,711,083
Washington REIT	364,823	8,628,064
		152,807,865
Utilities-5.40%
American States Water Co.	166,000	13,175,420
Avista Corp.	242,226	10,980,105
California Water Service Group	218,463	12,417,437
Chesapeake Utilities Corp.	89,213	10,220,241
Northwest Natural Holding Co.	163,396	8,640,381
Unitil Corp.	175,512	9,626,833
		65,060,417
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,096,684,390)		1,203,209,895
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.12%
Invesco Private Government Fund, 0.01%(e)(f)(g)	10,216,872	$10,216,872
Invesco Private Prime Fund, 0.09%(e)(f)(g)	15,319,180	15,325,307
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,542,179)		25,542,179
TOTAL INVESTMENTS IN SECURITIES-102.07% (Cost $1,122,226,569)		1,228,752,074
OTHER ASSETS LESS LIABILITIES-(2.07)%		(24,957,499)
NET ASSETS-100.00%		$1,203,794,575

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Restricted security. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$31,265,011	$(31,265,011)	$-	$-	$-	$140
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	8,100,665	(8,100,665)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,435,290	169,476,823	(169,695,241)	-	-	10,216,872	1,911*
Invesco Private Prime Fund	3,478,558	187,379,651	(175,534,510)	-	1,608	15,325,307	16,048*
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Other Affiliates:
Park Aerospace Corp.**	$13,904,631	$5,301,707	$(13,365,312)	$2,971,980	$1,205,584	$10,018,590	$306,597
Total	$27,818,479	$401,523,857	$(397,960,739)	$2,971,980	$1,207,192	$35,560,769	$324,703

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of February 28, 2021, this security was not considered as an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-0.36%
QuinStreet, Inc.(b)	7,459	$135,082
Consumer Discretionary-11.91%
American Public Education, Inc.(b)	2,497	69,916
Cavco Industries, Inc.(b)	1,435	317,522
Dorman Products, Inc.(b)	4,586	469,515
Gentherm, Inc.(b)	5,433	394,055
iRobot Corp.(b)(c)	4,797	468,667
MarineMax, Inc.(b)	4,746	244,087
Meritage Homes Corp.(b)	6,959	749,276
Perdoceo Education Corp.(b)	10,649	129,811
PetMed Express, Inc.(c)	4,632	133,865
Stamps.com, Inc.(b)	3,031	568,858
Sturm Ruger & Co., Inc.	3,141	247,951
Unifi, Inc.(b)	2,429	66,870
Universal Electronics, Inc.(b)	2,464	123,348
Vista Outdoor, Inc.(b)	11,127	485,026
		4,468,767
Consumer Staples-5.67%
Cal-Maine Foods, Inc.	6,537	228,207
Inter Parfums, Inc.	2,785	212,997
J&J Snack Foods Corp.(c)	2,329	408,926
John B. Sanfilippo & Son, Inc.	1,579	147,336
National Beverage Corp.	4,756	237,467
Seneca Foods Corp., Class A(b)	1,198	55,395
USANA Health Sciences, Inc.(b)	2,628	277,885
WD-40 Co.	2,294	561,571
		2,129,784
Energy-1.31%
Helmerich & Payne, Inc.	17,371	490,731
Financials-25.70%
Allegiance Bancshares, Inc.	3,517	142,650
American Equity Investment Life Holding Co.	15,754	480,497
AMERISAFE, Inc.	3,389	222,081
Assured Guaranty Ltd.	13,155	626,573
Axos Financial, Inc.(b)	10,445	495,197
Banner Corp.	5,243	306,873
Boston Private Financial Holdings, Inc.	13,823	211,907
City Holding Co.	2,602	208,732
Community Bank System, Inc.	8,475	687,492
CVB Financial Corp.	21,975	487,406
Employers Holdings, Inc.	4,497	189,773
First Commonwealth Financial Corp.	17,295	262,019
Green Dot Corp., Class A(b)	10,912	442,918
HCI Group, Inc.	1,305	105,131
Heritage Financial Corp.	5,899	171,130
HomeStreet, Inc.	4,204	189,264
Hope Bancorp, Inc.	19,658	300,767
Meta Financial Group, Inc.	7,554	400,438
National Bank Holdings Corp., Class A	5,139	203,504
NBT Bancorp, Inc.	6,935	270,396
OFG Bancorp	10,474	252,423
Pacific Premier Bancorp, Inc.	15,336	704,996
Park National Corp.	2,329	294,665
Preferred Bank	2,522	172,227
Seacoast Banking Corp. of Florida(b)	8,562	317,393
SiriusPoint Ltd. (Bermuda)(b)	16,951	178,325
Stewart Information Services Corp.	3,917	236,391
Tompkins Financial Corp.	2,279	184,941
United Community Banks, Inc.	14,843	513,271
	Shares	Value
Financials-(continued)
United Insurance Holdings Corp.	3,507	$19,780
Universal Insurance Holdings, Inc.	4,724	66,608
Virtus Investment Partners, Inc.	1,068	300,354
		9,646,122
Health Care-3.73%
Anika Therapeutics, Inc.(b)	2,520	117,558
Computer Programs & Systems, Inc.	2,097	67,880
Eagle Pharmaceuticals, Inc.(b)	2,136	84,628
Enanta Pharmaceuticals, Inc.(b)	2,945	143,304
Innoviva, Inc.(b)	12,360	166,242
Magellan Health, Inc.(b)	3,723	350,669
ModivCare, Inc.(b)	2,193	322,876
Natus Medical, Inc.(b)	5,534	148,311
		1,401,468
Industrials-27.35%
AAON, Inc.	7,746	513,173
AeroVironment, Inc.(b)	3,939	431,833
Albany International Corp., Class A	4,804	429,237
Arcosa, Inc.	8,143	517,080
Astec Industries, Inc.	3,793	259,934
AZZ, Inc.	4,095	219,042
Barnes Group, Inc.	7,064	377,359
Boise Cascade Co.	6,486	428,011
Brady Corp., Class A	7,728	442,273
Encore Wire Corp.	3,319	272,822
ESCO Technologies, Inc.	4,864	460,329
Exponent, Inc.	9,070	827,456
Franklin Electric Co., Inc.	6,481	543,691
Gibraltar Industries, Inc.(b)	5,595	444,523
Hub Group, Inc., Class A(b)	5,477	382,349
Insteel Industries, Inc.	3,306	115,578
Kaman Corp.	5,249	282,501
Marten Transport Ltd.	9,602	163,810
Mueller Industries, Inc.	9,793	454,689
National Presto Industries, Inc.	913	92,596
Powell Industries, Inc.	1,721	59,134
Proto Labs, Inc.(b)	4,240	379,014
Quanex Building Products Corp.	5,545	147,663
UFP Industries, Inc.	10,636	845,775
UniFirst Corp.	2,510	556,417
Watts Water Technologies, Inc., Class A	4,543	617,394
		10,263,683
Information Technology-18.06%
ADTRAN, Inc.	7,211	142,850
Agilysys, Inc.(b)	3,360	170,654
Badger Meter, Inc.	5,193	496,295
Daktronics, Inc.(b)	6,278	42,439
Diodes, Inc.(b)	6,686	505,930
Fabrinet (Thailand)(b)	6,131	549,889
FARO Technologies, Inc.(b)	2,847	215,376
FormFactor, Inc.(b)	12,395	436,924
Methode Electronics, Inc.	5,838	282,442
MicroStrategy, Inc., Class A(b)(c)	1,826	858,220
Plexus Corp.(b)	4,761	470,434
Rogers Corp.(b)	3,008	563,549
Sanmina Corp.(b)	11,272	474,664
SPS Commerce, Inc.(b)	6,294	590,755
TTM Technologies, Inc.(b)	16,344	247,612
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Ultra Clean Holdings, Inc.(b)	6,209	$349,753
Xperi Holding Corp.	17,732	379,819
		6,777,605
Materials-3.73%
FutureFuel Corp.	4,328	44,449
Hawkins, Inc.	3,065	104,271
Haynes International, Inc.	1,823	63,440
Innospec, Inc.	3,904	394,733
Myers Industries, Inc.	5,969	131,497
Olympic Steel, Inc.	1,435	51,301
Stepan Co.	3,484	469,156
Warrior Met Coal, Inc.	7,630	139,629
		1,398,476
Real Estate-2.04%
Kite Realty Group Trust	13,524	286,709
LTC Properties, Inc.	6,137	240,448
Office Properties Income Trust	8,107	236,967
		764,124
Total Common Stocks & Other Equity Interests (Cost $33,228,256)		37,475,842
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $29,615)	29,615	29,615
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $33,257,871)		37,505,457
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.21%
Invesco Private Government Fund, 0.01%(d)(e)(f)	632,031	$632,031
Invesco Private Prime Fund, 0.09%(d)(e)(f)	947,668	948,047
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,580,078)		1,580,078
TOTAL INVESTMENTS IN SECURITIES-104.15% (Cost $34,837,949)		39,085,535
OTHER ASSETS LESS LIABILITIES-(4.15)%		(1,555,891)
NET ASSETS-100.00%		$37,529,644

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$338,112	$(308,497)	$-	$-	$29,615	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	445	15,345	(15,790)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,421	9,797,570	(9,214,960)	-	-	632,031	43*
Invesco Private Prime Fund	15,836	11,408,052	(10,475,877)	-	36	948,047	486*
Total	$65,702	$21,559,079	$(20,015,124)	$-	$36	$1,609,693	$532

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021, for each Fund (except for S&P 500 Momentum ETF). As of May 31, 2021, all of the securities in S&P 500 Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Russell 1000 Enhanced Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,820,542	$-	$-	$1,820,542
Money Market Funds	46	56,612	-	56,658
Total Investments	$1,820,588	$56,612	$-	$1,877,200
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$660,978,204	$-	$-	$660,978,204
Money Market Funds	494,853	43,242,223	-	43,737,076
Total Investments	$661,473,057	$43,242,223	$-	$704,715,280
Invesco Russell 1000 Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,747,626	$-	$-	$9,747,626
Money Market Funds	3,847	374,180	-	378,027
Total Investments	$9,751,473	$374,180	$-	$10,125,653
Invesco S&P 500 Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$140,297,336	$-	$-	$140,297,336
Money Market Funds	-	293,868	-	293,868
Total Investments	$140,297,336	$293,868	$-	$140,591,204
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,447,682	$-	$-	$50,447,682
Money Market Funds	-	513,597	-	513,597
Total Investments	$50,447,682	$513,597	$-	$50,961,279

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,115,223,235	$-	$-	$2,115,223,235
Money Market Funds	-	140,911,691	-	140,911,691
Total Investments	$2,115,223,235	$140,911,691	$-	$2,256,134,926
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,128,199,007	$-	$-	$3,128,199,007
Money Market Funds	-	54,042,660	-	54,042,660
Total Investments	$3,128,199,007	$54,042,660	$-	$3,182,241,667
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,127,051,379	$-	$-	$8,127,051,379
Money Market Funds	-	59,661,440	-	59,661,440
Total Investments	$8,127,051,379	$59,661,440	$-	$8,186,712,819
Invesco S&P 500 Minimum Variance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,894,618	$-	$-	$24,894,618
Money Market Funds	12,507	468,790	-	481,297
Total Investments	$24,907,125	$468,790	$-	$25,375,915
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,559,983,384	$-	$-	$1,559,983,384
Money Market Funds	-	54,352,043	-	54,352,043
Total Investments	$1,559,983,384	$54,352,043	$-	$1,614,335,427
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,935,617	$-	$-	$22,935,617
Money Market Funds	7,195	1,297,922	-	1,305,117
Total Investments	$22,942,812	$1,297,922	$-	$24,240,734
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,203,209,895	$-	$-	$1,203,209,895
Money Market Funds	-	25,542,179	-	25,542,179
Total Investments	$1,203,209,895	$25,542,179	$-	$1,228,752,074
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$37,475,842	$-	$-	$37,475,842
Money Market Funds	29,615	1,580,078	-	1,609,693
Total Investments	$37,505,457	$1,580,078	$-	$39,085,535